TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedule of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-9
Statements of Changes in Net Assets	B-17
Statements of Cash Flows	B-25
Financial Highlights	B-26
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Approval of Sub-Advisory Agreements	D-5
Where to Go for More Information	D-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Schedule of Investments	E-1
Financial Statements:
Statements of Assets and Liabilities	F-1
Statements of Operations	F-7
Statements of Changes in Net Assets	F-13
Financial Highlights	F-30
Notes to Financial Statements	G-1

The 2017 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

JUNE 30, 2017 (Unaudited)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	116,653	$1,185,106	$1,220,169
Diversified Bond	Diversified Bond Class I *	6,614,780	59,179,657	64,084,173
Floating Rate Income	Floating Rate Income Class I *	330,628	3,541,000	3,777,425
Floating Rate Loan	Floating Rate Loan Class I *	2,491,704	15,633,349	17,021,426
High Yield Bond	High Yield Bond Class I *	11,420,355	77,666,905	89,115,350
Inflation Managed	Inflation Managed Class I *	7,593,390	81,487,350	78,288,248
Inflation Strategy	Inflation Strategy Class I *	179,008	1,791,735	1,787,381
Managed Bond	Managed Bond Class I *	20,607,479	238,958,664	259,250,123
Short Duration Bond	Short Duration Bond Class I *	6,874,453	65,569,854	67,414,849
Emerging Markets Debt	Emerging Markets Debt Class I *	528,201	5,618,019	6,195,680
Comstock	Comstock Class I *	4,071,871	41,781,296	56,510,971
Developing Growth	Developing Growth Class I *	1,504,187	15,452,295	19,801,440
Dividend Growth	Dividend Growth Class I *	3,835,676	47,543,773	70,583,649
Equity Index	Equity Index Class I *	11,707,874	371,426,400	661,743,073
Focused Growth	Focused Growth Class I *	1,256,452	20,249,869	30,621,365
Growth	Growth Class I *	8,087,461	118,045,944	203,932,869
Large-Cap Growth	Large-Cap Growth Class I *	5,485,944	34,710,357	52,941,598
Large-Cap Value	Large-Cap Value Class I *	5,749,620	68,942,152	118,908,160
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,095,146	11,094,555	13,956,595
Main Street® Core	Main Street Core Class I *	5,578,270	114,570,695	202,100,921
Mid-Cap Equity	Mid-Cap Equity Class I *	6,428,493	77,468,167	119,316,531
Mid-Cap Growth	Mid-Cap Growth Class I *	3,921,159	33,093,210	45,844,671
Mid-Cap Value	Mid-Cap Value Class I *	711,415	10,222,785	12,084,203
Small-Cap Equity	Small-Cap Equity Class I *	1,657,301	26,351,406	32,076,598
Small-Cap Index	Small-Cap Index Class I *	10,873,414	128,399,825	234,096,374
Small-Cap Value	Small-Cap Value Class I *	3,583,191	48,246,574	70,377,192
Value Advantage	Value Advantage Class I *	150,747	2,099,672	2,326,896
Emerging Markets	Emerging Markets Class I *	8,429,386	122,832,407	138,095,718
International Large-Cap	International Large-Cap Class I *	19,811,791	134,155,920	176,268,121
International Small-Cap	International Small-Cap Class I *	2,890,346	24,093,563	29,339,620
International Value	International Value Class I *	11,125,529	109,039,856	130,868,356
Health Sciences	Health Sciences Class I *	1,906,514	43,248,501	65,551,936
Real Estate	Real Estate Class I *	3,736,188	67,197,296	86,875,813
Technology	Technology Class I *	3,063,747	16,171,870	18,936,232
Currency Strategies	Currency Strategies Class I *	74,892	823,417	844,022
Diversified Alternatives	Diversified Alternatives Class I *	3,689	39,375	40,696
Equity Long/Short	Equity Long/Short Class I *	743,646	9,240,286	10,117,190
Global Absolute Return	Global Absolute Return Class I *	300,301	3,285,918	3,552,985
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	556,219	7,534,896	8,309,104
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,938,240	30,769,236	35,554,660
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	2,324,840	39,033,864	46,749,337
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,358,485	15,079,155	16,890,464
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,749,345	39,724,260	49,714,003
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	16,967,091	174,911,656	237,639,261
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	22,054,168	222,777,967	324,954,146
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	9,815,416	102,144,686	147,571,233
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	101,642	1,112,285	1,136,047
	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II *	763,487	26,560,525	28,256,639
	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,546,469	30,561,138	33,094,447
	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	2,008,029	42,310,521	44,256,951
American Funds IS Growth Class 4	American Funds IS Growth Class 4	1,009,665	68,244,447	69,596,212
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	1,724,460	78,144,761	77,152,322
	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III *	1,881,234	28,834,491	28,105,640
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III *	4,223,859	60,975,148	60,781,332

See Notes to Financial Statements	See explanation of symbol on page E-3

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	BlackRock Variable Series Funds, Inc. (Continued)
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I *	134,834	$1,414,120	$1,469,692
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I *	56,441	561,113	596,014
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I *	67,686	689,208	687,009
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I *	95,392	961,501	1,028,323
	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares	10,072	397,278	399,839
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,616,399	46,534,298	56,153,701
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	Fidelity VIP Freedom 2010 Portfolio Service Class 2	105,963	1,294,340	1,367,982
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Fidelity VIP Freedom 2015 Portfolio Service Class 2	272,500	3,337,466	3,561,571
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	605,684	7,434,251	8,067,714
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Fidelity VIP Freedom 2025 Portfolio Service Class 2	734,118	9,595,342	10,145,515
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	815,719	10,089,640	11,191,662
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Fidelity VIP Freedom 2035 Portfolio Service Class 2	258,092	4,987,709	5,458,639
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Fidelity VIP Freedom 2045 Portfolio Service Class 2	214,577	3,943,763	4,289,398
Fidelity VIP Freedom Income PortfolioSM Service Class 2	Fidelity VIP Freedom Income Portfolio Service Class 2	120,823	1,325,077	1,376,174
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	150,473,326	150,473,326	150,473,326
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	131,195	7,915,378	8,632,620
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,086,116	34,984,631	37,438,425
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	440,516	6,445,567	6,149,606
	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,589,469	23,597,240	23,174,464
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	1,917,555	33,893,925	31,965,647
	Janus Aspen Series
Janus Henderson Enterprise Service Shares	Janus Henderson Enterprise Service Shares	281,253	16,241,543	16,844,270
Janus Henderson Overseas Service Shares	Janus Henderson Overseas Service Shares	510,636	16,543,811	14,343,779
	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Service Class	Lazard Retirement Global Dynamic Multi-Asset Service Class *	93,547	1,119,465	1,214,244
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class *	101,596	1,206,740	1,261,825
	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	806,696	22,767,526	21,514,593
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	663,501	12,294,385	13,343,005
	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II *	93,309	709,491	715,676
	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC *	552,303	6,696,027	6,909,314
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	424,623	9,255,276	10,394,773
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC *	325,601	6,268,892	6,179,912
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC *	2,569,019	43,470,566	43,287,965
	M Fund, Inc.
I	M International Equity	5,603,334	65,204,472	72,339,045
II	M Large Cap Growth	1,816,578	38,904,228	44,324,508
III	M Capital Appreciation	1,902,583	50,659,438	59,798,179
V	M Large Cap Value *	2,081,511	27,180,755	27,663,279
	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class *	775,794	11,910,686	12,909,216
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class *	409,926	11,974,467	11,871,465
MFS Value Series - Service Class	MFS Value Series - Service Class *	644,849	11,894,652	13,058,201
	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class *	15,508	352,381	382,728
	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	194,213	7,270,839	8,001,577
	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	497,500	5,915,182	6,124,227

See Notes to Financial Statements	See explanation of symbol on page E-3

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class *	173,522	$1,824,966	$1,927,831
	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3 *	65,168	1,208,005	1,263,613
	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,368,610	61,760,802	90,144,014
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,152,273	55,932,245	63,728,805
	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class *	1,527,582	38,207,399	30,994,639

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$1,220,169	$64,084,173	$3,777,425	$17,021,426	$89,115,350	$78,288,248
Receivables:
Due from Pacific Life Insurance Company	4,232	—	—	—	93,386	—
Investments sold	—	454,458	10,593	28,578	—	129,907
Total Assets	1,224,401	64,538,631	3,788,018	17,050,004	89,208,736	78,418,155
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	454,499	10,592	28,583	—	129,986
Investments purchased	4,232	—	—	—	93,282	—
Total Liabilities	4,232	454,499	10,592	28,583	93,282	129,986
NET ASSETS	$1,220,169	$64,084,132	$3,777,426	$17,021,421	$89,115,454	$78,288,169
Units Outstanding	115,932	3,897,044	330,764	1,422,317	1,213,888	1,315,278
Accumulation Unit Value	$10.52	$16.44	$11.42	$11.97	$73.41	$59.52
Cost of Investments	$1,185,106	$59,179,657	$3,541,000	$15,633,349	$77,666,905	$81,487,350

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$1,787,381	$259,250,123	$67,414,849	$6,195,680	$56,510,971	$19,801,440
Receivables:
Due from Pacific Life Insurance Company	852	—	24,361	152,499	—	91
Investments sold	—	24,556	—	—	18,414	—
Total Assets	1,788,233	259,274,679	67,439,210	6,348,179	56,529,385	19,801,531
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	24,521	—	—	18,197	—
Investments purchased	853	—	24,351	152,496	—	—
Total Liabilities	853	24,521	24,351	152,496	18,197	—
NET ASSETS	$1,787,380	$259,250,158	$67,414,859	$6,195,683	$56,511,188	$19,801,531
Units Outstanding	169,836	3,775,197	5,161,487	516,695	2,470,011	869,091
Accumulation Unit Value	$10.52	$68.67	$13.06	$11.99	$22.88	$22.78
Cost of Investments	$1,791,735	$238,958,664	$65,569,854	$5,618,019	$41,781,296	$15,452,295

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$70,583,649	$661,743,073	$30,621,365	$203,932,869	$52,941,598	$118,908,160
Receivables:
Due from Pacific Life Insurance Company	—	—	19,640	—	5,499	—
Investments sold	8,381	367,998	—	78,688	—	229,666
Total Assets	70,592,030	662,111,071	30,641,005	204,011,557	52,947,097	119,137,826
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	8,299	367,553	—	78,616	—	229,214
Investments purchased	—	—	19,622	—	5,453	—
Total Liabilities	8,299	367,553	19,622	78,616	5,453	229,214
NET ASSETS	$70,583,731	$661,743,518	$30,621,383	$203,932,941	$52,941,644	$118,908,612
Units Outstanding	2,492,838	5,889,901	1,036,022	2,148,256	3,281,853	3,730,620
Accumulation Unit Value	$28.31	$112.35	$29.56	$94.93	$16.13	$31.87
Cost of Investments	$47,543,773	$371,426,400	$20,249,869	$118,045,944	$34,710,357	$68,942,152

See Notes to Financial Statements

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$13,956,595	$202,100,921	$119,316,531	$45,844,671	$12,084,203	$32,076,598
Receivables:
Due from Pacific Life Insurance Company	3,245	—	—	—	3,356	1,404
Investments sold	—	29,366	98,863	2,039	—	—
Total Assets	13,959,840	202,130,287	119,415,394	45,846,710	12,087,559	32,078,002
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	29,333	98,574	2,179	—	—
Investments purchased	3,220	—	—	—	3,380	1,330
Total Liabilities	3,220	29,333	98,574	2,179	3,380	1,330
NET ASSETS	$13,956,620	$202,100,954	$119,316,820	$45,844,531	$12,084,179	$32,076,672
Units Outstanding	711,883	1,830,380	2,416,691	2,456,878	364,251	1,027,542
Accumulation Unit Value	$19.61	$110.41	$49.37	$18.66	$33.18	$31.22
Cost of Investments	$11,094,555	$114,570,695	$77,468,167	$33,093,210	$10,222,785	$26,351,406

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$234,096,374	$70,377,192	$2,326,896	$138,095,718	$176,268,121	$29,339,620
Receivables:
Due from Pacific Life Insurance Company	—	—	6,593	—	—	—
Investments sold	11,008	2,209	—	76,515	362,242	9,257
Total Assets	234,107,382	70,379,401	2,333,489	138,172,233	176,630,363	29,348,877
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11,504	2,161	—	76,703	362,436	9,218
Investments purchased	—	—	6,593	—	—	—
Total Liabilities	11,504	2,161	6,593	76,703	362,436	9,218
NET ASSETS	$234,095,878	$70,377,240	$2,326,896	$138,095,530	$176,267,927	$29,339,659
Units Outstanding	6,128,218	1,412,017	150,738	3,070,710	9,928,060	1,909,492
Accumulation Unit Value	$38.20	$49.84	$15.44	$44.97	$17.75	$15.37
Cost of Investments	$128,399,825	$48,246,574	$2,099,672	$122,832,407	$134,155,920	$24,093,563

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$130,868,356	$65,551,936	$86,875,813	$18,936,232	$844,022	$40,696
Receivables:
Due from Pacific Life Insurance Company	—	—	347,936	2,369	31	—
Investments sold	31,231	12,198	—	—	—	—
Total Assets	130,899,587	65,564,134	87,223,749	18,938,601	844,053	40,696
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	31,289	12,179	—	—	—	—
Investments purchased	—	—	347,998	2,398	30	—
Total Liabilities	31,289	12,179	347,998	2,398	30	—
NET ASSETS	$130,868,298	$65,551,955	$86,875,751	$18,936,203	$844,023	$40,696
Units Outstanding	4,410,828	1,129,550	1,299,656	1,746,112	76,517	3,749
Accumulation Unit Value	$29.67	$58.03	$66.85	$10.84	$11.03	$10.86
Cost of Investments	$109,039,856	$43,248,501	$67,197,296	$16,171,870	$823,417	$39,375

See Notes to Financial Statements

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$10,117,190	$3,552,985	$8,309,104	$35,554,660	$46,749,337	$16,890,464
Receivables:
Due from Pacific Life Insurance Company	30,009	—	1,344	3,155	19,089	—
Investments sold	—	1,307	—	—	—	486
Total Assets	10,147,199	3,554,292	8,310,448	35,557,815	46,768,426	16,890,950
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1,305	—	—	—	490
Investments purchased	30,009	—	1,343	3,186	19,103	—
Total Liabilities	30,009	1,305	1,343	3,186	19,103	490
NET ASSETS	$10,117,190	$3,552,987	$8,309,105	$35,554,629	$46,749,323	$16,890,460
Units Outstanding	741,192	307,758	457,398	1,718,481	1,995,779	1,313,192
Accumulation Unit Value	$13.65	$11.54	$18.17	$20.69	$23.42	$12.86
Cost of Investments	$9,240,286	$3,285,918	$7,534,896	$30,769,236	$39,033,864	$15,079,155

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$49,714,003	$237,639,261	$324,954,146	$147,571,233	$1,136,047	$28,256,639
Receivables:
Due from Pacific Life Insurance Company	8,601	26,503	5,310	—	—	4,864
Investments sold	—	—	—	7,732	—	—
Total Assets	49,722,604	237,665,764	324,959,456	147,578,965	1,136,047	28,261,503
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	7,893	—	—
Investments purchased	8,660	26,381	5,199	—	—	4,851
Total Liabilities	8,660	26,381	5,199	7,893	—	4,851
NET ASSETS	$49,713,944	$237,639,383	$324,954,257	$147,571,072	$1,136,047	$28,256,652
Units Outstanding	3,637,289	16,514,943	21,563,285	9,634,449	101,952	2,057,969
Accumulation Unit Value	$13.67	$14.39	$15.07	$15.32	$11.14	$13.73
Cost of Investments	$39,724,260	$174,911,656	$222,777,967	$102,144,686	$1,112,285	$26,560,525

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Class 4	American Funds IS Growth Class 4	American Funds IS Growth-Income Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III
ASSETS
Investments in mutual funds, at value	$33,094,447	$44,256,951	$69,596,212	$77,152,322	$28,105,640	$60,781,332
Receivables:
Due from Pacific Life Insurance Company	374,381	—	—	7,791	—	473
Investments sold	—	22,319	23,266	—	540	—
Total Assets	33,468,828	44,279,270	69,619,478	77,160,113	28,106,180	60,781,805
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	22,332	23,302	—	524	—
Investments purchased	374,386	—	—	7,784	—	482
Total Liabilities	374,386	22,332	23,302	7,784	524	482
NET ASSETS	$33,094,442	$44,256,938	$69,596,176	$77,152,329	$28,105,656	$60,781,323
Units Outstanding	1,643,104	1,685,192	2,451,941	3,137,409	1,310,834	2,808,455
Accumulation Unit Value	$20.14	$26.26	$28.38	$24.59	$21.44	$21.64
Cost of Investments	$30,561,138	$42,310,521	$68,244,447	$78,144,761	$28,834,491	$60,975,148

See Notes to Financial Statements

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,469,692	$596,014	$687,009	$1,028,323	$399,839	$56,153,701
Receivables:
Due from Pacific Life Insurance Company	—	—	—	313	—	5,778
Investments sold	—	—	1,231	—	—	—
Total Assets	1,469,692	596,014	688,240	1,028,636	399,839	56,159,479
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	1,231	—	—	—
Investments purchased	—	—	—	313	—	5,870
Total Liabilities	—	—	1,231	313	—	5,870
NET ASSETS	$1,469,692	$596,014	$687,009	$1,028,323	$399,839	$56,153,609
Units Outstanding	135,963	56,262	66,046	96,723	28,281	2,069,242
Accumulation Unit Value	$10.81	$10.59	$10.40	$10.63	$14.14	$27.14
Cost of Investments	$1,414,120	$561,113	$689,208	$961,501	$397,278	$46,534,298

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,367,982	$3,561,571	$8,067,714	$10,145,515	$11,191,662	$5,458,639
Receivables:
Due from Pacific Life Insurance Company	—	412	1,687	5,034	396	2,981
Total Assets	1,367,982	3,561,983	8,069,401	10,150,549	11,192,058	5,461,620
LIABILITIES
Payables:
Investments purchased	—	417	1,674	5,027	394	2,980
Total Liabilities	—	417	1,674	5,027	394	2,980
NET ASSETS	$1,367,982	$3,561,566	$8,067,727	$10,145,522	$11,191,664	$5,458,640
Units Outstanding	89,978	233,203	536,378	646,574	728,856	337,424
Accumulation Unit Value	$15.20	$15.27	$15.04	$15.69	$15.36	$16.18
Cost of Investments	$1,294,340	$3,337,466	$7,434,251	$9,595,342	$10,089,640	$4,987,709

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$4,289,398	$1,376,174	$150,473,326	$8,632,620	$37,438,425	$6,149,606
Receivables:
Due from Pacific Life Insurance Company	—	—	—	21,833	—	330
Investments sold	1,333	—	106,656	—	42,433	—
Total Assets	4,290,731	1,376,174	150,579,982	8,654,453	37,480,858	6,149,936
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,332	2	106,409	—	42,323	—
Investments purchased	—	—	—	21,824	—	327
Total Liabilities	1,332	2	106,409	21,824	42,323	327
NET ASSETS	$4,289,399	$1,376,172	$150,473,573	$8,632,629	$37,438,535	$6,149,609
Units Outstanding	262,040	98,172	14,999,020	322,030	1,301,514	265,641
Accumulation Unit Value	$16.37	$14.02	$10.03	$26.81	$28.77	$23.15
Cost of Investments	$3,943,763	$1,325,077	$150,473,326	$7,915,378	$34,984,631	$6,445,567

See Notes to Financial Statements

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$23,174,464	$31,965,647	$16,844,270	$14,343,779	$1,214,244	$1,261,825
Receivables:
Due from Pacific Life Insurance Company	—	341,085	—	—	246	—
Investments sold	48,194	—	3,681	1,116	—	—
Total Assets	23,222,658	32,306,732	16,847,951	14,344,895	1,214,490	1,261,825
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	47,433	—	3,681	1,249	—	3
Investments purchased	—	341,071	—	—	245	—
Total Liabilities	47,433	341,071	3,681	1,249	245	3
NET ASSETS	$23,175,225	$31,965,661	$16,844,270	$14,343,646	$1,214,245	$1,261,822
Units Outstanding	1,753,037	2,543,979	659,760	1,436,894	105,626	75,672
Accumulation Unit Value	$13.22	$12.57	$25.53	$9.98	$11.50	$16.67
Cost of Investments	$23,597,240	$33,893,925	$16,241,543	$16,543,811	$1,119,465	$1,206,740

	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$21,514,593	$13,343,005	$715,676	$6,909,314	$10,394,773	$6,179,912
Receivables:
Due from Pacific Life Insurance Company	9,396	4,149	—	13,651	—	166
Investments sold	—	—	1,364	—	639	—
Total Assets	21,523,989	13,347,154	717,040	6,922,965	10,395,412	6,180,078
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	1,363	—	750	—
Investments purchased	9,404	4,164	—	13,628	—	166
Total Liabilities	9,404	4,164	1,363	13,628	750	166
NET ASSETS	$21,514,585	$13,342,990	$715,677	$6,909,337	$10,394,662	$6,179,912
Units Outstanding	960,861	647,765	64,848	590,492	638,010	325,479
Accumulation Unit Value	$22.39	$20.60	$11.04	$11.70	$16.29	$18.99
Cost of Investments	$22,767,526	$12,294,385	$709,491	$6,696,027	$9,255,276	$6,268,892

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
ASSETS
Investments in mutual funds, at value	$43,287,965	$72,339,045	$44,324,508	$59,798,179	$27,663,279	$12,909,216
Receivables:
Due from Pacific Life Insurance Company	6,493	27,566	14,945	—	978	298,160
Investments sold	—	—	—	3,618	—	—
Total Assets	43,294,458	72,366,611	44,339,453	59,801,797	27,664,257	13,207,376
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	3,333	—	—
Investments purchased	6,502	27,635	14,336	—	1,238	298,165
Total Liabilities	6,502	27,635	14,336	3,333	1,238	298,165
NET ASSETS	$43,287,956	$72,338,976	$44,325,117	$59,798,464	$27,663,019	$12,909,211
Units Outstanding	3,949,407	1,935,041	808,280	681,325	984,510	606,313
Accumulation Unit Value	$10.96	$37.38	$54.84	$87.77	$28.10	$21.29
Cost of Investments	$43,470,566	$65,204,472	$38,904,228	$50,659,438	$27,180,755	$11,910,686

See Notes to Financial Statements

	Variable Accounts
	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,871,465	$13,058,201	$382,728	$8,001,577	$6,124,227	$1,927,831
Receivables:
Due from Pacific Life Insurance Company	3,903	—	1	1,534	—	66
Investments sold	—	30,479	—	—	20,119	—
Total Assets	11,875,368	13,088,680	382,729	8,003,111	6,144,346	1,927,897
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	30,481	—	—	20,212	—
Investments purchased	3,878	—	—	1,107	—	103
Total Liabilities	3,878	30,481	—	1,107	20,212	103
NET ASSETS	$11,871,490	$13,058,199	$382,729	$8,002,004	$6,124,134	$1,927,794
Units Outstanding	669,493	1,083,723	24,017	548,388	574,340	143,451
Accumulation Unit Value	$17.73	$12.05	$15.94	$14.59	$10.66	$13.44
Cost of Investments	$11,974,467	$11,894,652	$352,381	$7,270,839	$5,915,182	$1,824,966

	State Street Total Return V.I.S. Class 3	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	VanEck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$1,263,613	$90,144,014	$63,728,805	$30,994,639
Receivables:
Due from Pacific Life Insurance Company	—	—	16,084	14,808
Investments sold	—	147,192	—	—
Total Assets	1,263,613	90,291,206	63,744,889	31,009,447
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	147,262	—	—
Investments purchased	—	—	16,212	14,828
Total Liabilities	—	147,262	16,212	14,828
NET ASSETS	$1,263,613	$90,143,944	$63,728,677	$30,994,619
Units Outstanding	80,884	2,982,202	2,954,462	1,753,296
Accumulation Unit Value	$15.62	$30.23	$21.57	$17.68
Cost of Investments	$1,208,005	$61,760,802	$55,932,245	$38,207,399

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,741	295,223	161,411	116,203	940,218	(1,027,945)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	6,741	295,223	161,411	116,203	940,218	(1,027,945)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,634	2,489,066	(78,319)	209,391	2,938,442	2,078,137
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,375	$2,784,289	$83,092	$325,594	$3,878,660	$1,050,192

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,663	460,881	139,911	38,730	561,660	184,900
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,663	460,881	139,911	38,730	561,660	184,900
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,916	7,355,689	496,862	315,733	1,257,369	2,179,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,579	$7,816,570	$636,773	$354,463	$1,819,029	$2,364,899

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,235,244	16,292,776	652,516	1,295,527	885,252	3,481,767
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,235,244	16,292,776	652,516	1,295,527	885,252	3,481,767
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,091,940	41,389,244	4,075,702	29,844,288	7,059,390	3,938,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,327,184	$57,682,020	$4,728,218	$31,139,815	$7,944,642	$7,419,924

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	266,968	3,320,829	2,586,248	170,325	172,390	876,967
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	266,968	3,320,829	2,586,248	170,325	172,390	876,967
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	835,692	14,710,203	7,723,402	5,158,575	511,560	(795,442)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,102,660	$18,031,032	$10,309,650	$5,328,900	$683,950	$81,525

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,107,603	1,500,588	52,937	373,857	1,211,174	469,248
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,107,603	1,500,588	52,937	373,857	1,211,174	469,248
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	6,588,763	(1,740,994)	37,768	21,186,332	26,191,288	3,723,729
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,696,366	$(240,406)	$90,705	$21,560,189	$27,402,462	$4,192,977

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	329,642	2,494,180	2,412,918	389,915	3,207	206
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	329,642	2,494,180	2,412,918	389,915	3,207	206
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	12,652,563	8,316,055	(3,229,924)	2,664,211	(4,899)	977
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,982,205	$10,810,235	$(817,006)	$3,054,126	$(1,692)	$1,183

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	17,744	49,581	51,665	423,727	248,293	314,715
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	17,744	49,581	51,665	423,727	248,293	314,715
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	363,638	121,320	338,085	1,743,112	3,044,119	400,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$381,382	$170,901	$389,750	$2,166,839	$3,292,412	$715,427

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	780,431	3,311,966	4,028,332	1,826,033	9,168	20,431
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	780,431	3,311,966	4,028,332	1,826,033	9,168	20,431
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,914,388	11,997,733	20,420,308	10,292,433	17,822	3,298,862
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,694,819	$15,309,699	$24,448,640	$12,118,466	$26,990	$3,319,293

	American Century VP Mid Cap	American Funds IS Asset Allocation	American Funds IS Growth	American Funds IS Growth-Income	BlackRock Basic Value	BlackRock Global Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
INVESTMENT INCOME
Dividends (1)	$191,878	$108,172	$65,982	$162,950	$—	$—
Net Investment Income	191,878	108,172	65,982	162,950	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	322,972	69,090	185,536	(11,391)	(467,822)	(123,129)
Capital gain distributions (1)	644,520	2,005,931	6,719,126	5,024,022	—	—
Realized Gain (Loss) on Investments	967,492	2,075,021	6,904,662	5,012,631	(467,822)	(123,129)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	51,900	1,046,085	2,205,536	1,646,674	193,666	4,439,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,211,270	$3,229,278	$9,176,180	$6,822,255	$(274,156)	$4,316,536

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$2,571	$94,035
Net Investment Income	—	—	—	—	2,571	94,035
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,938	247	135	1,233	(21,993)	999,680
Capital gain distributions (1)	—	—	—	—	48,679	2,032,105
Realized Gain (Loss) on Investments	9,938	247	135	1,233	26,686	3,031,785
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	91,242	28,838	17,278	54,350	32,389	2,735,306
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$101,180	$29,085	$17,413	$55,583	$61,646	$5,861,126

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,172	26,316	105,554	156,970	219,261	16,677
Capital gain distributions (1)	21,030	70,777	172,993	192,270	286,308	106,191
Realized Gain (Loss) on Investments	23,202	97,093	278,547	349,240	505,569	122,868
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	63,732	167,240	407,211	547,925	635,152	437,192
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,934	$264,333	$685,758	$897,165	$1,140,721	$560,060

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045 Portfolio	Freedom Income Portfolio	Government Money Market	Fidelity VIP Growth	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$—	$—	$303,513	$6,301	$43,889	$13,269
Net Investment Income	—	—	303,513	6,301	43,889	13,269
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,269	12,652	—	20,305	292,159	48,918
Capital gain distributions (1)	90,015	8,166	—	443,645	1,438,916	1,191,224
Realized Gain (Loss) on Investments	104,284	20,818	—	463,950	1,731,075	1,240,142
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	346,870	48,587	—	899,935	1,273,211	(706,631)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$451,154	$69,405	$303,513	$1,370,186	$3,048,175	$546,780

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
	Templeton Foreign	Templeton Global Bond	Henderson Enterprise	Henderson Overseas	Global Dynamic Multi-Asset	Retirement U.S. Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$594,580	$—	$24,323	$180,911	$—	$—
Net Investment Income	594,580	—	24,323	180,911	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(311,032)	(322,035)	71,887	(345,520)	(1,256)	(21,032)
Capital gain distributions (1)	—	100,765	1,111,849	—	—	—
Realized Gain (Loss) on Investments	(311,032)	(221,270)	1,183,736	(345,520)	(1,256)	(21,032)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,705,520	1,118,682	800,447	2,506,421	106,329	120,019
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,989,068	$897,412	$2,008,506	$2,341,812	$105,073	$98,987

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable Aggressive Growth -	Variable Mid Cap -	Variable Global High Yield Bond -	Bond Debenture	Lord Abbett Developing Growth	Fundamental Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$4,717	$—	$—	$—	$—	$—
Net Investment Income	4,717	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(49,043)	30,225	15,200	36,772	(119,571)	(41,932)
Capital gain distributions (1)	293,365	20,757	—	—	—	—
Realized Gain (Loss) on Investments	244,322	50,982	15,200	36,772	(119,571)	(41,932)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,565,127	785,868	7,667	239,109	1,309,398	262,601
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,814,166	$836,850	$22,867	$275,881	$1,189,827	$220,669

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$—	$47,631	$—	$—	$—	$—
Net Investment Income	—	47,631	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(82,631)	271,430	971,345	2,242,103	649,181	134,538
Capital gain distributions (1)	—	—	42,570	1,022,535	—	—
Realized Gain (Loss) on Investments	(82,631)	271,430	1,013,915	3,264,638	649,181	134,538
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,141,301	9,749,380	7,312,016	1,967,917	200,847	1,217,932
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,058,670	$10,068,441	$8,325,931	$5,232,555	$850,028	$1,352,470

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities Series -	Value Series -	Socially Responsive	Oppenheimer Global Fund/VA	Asset Managed Allocation -	Royce Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$57,328	$41,842	$—
Net Investment Income	—	—	—	57,328	41,842	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(286,741)	131,608	3,010	(166,892)	(22,992)	(58,977)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(286,741)	131,608	3,010	(166,892)	(22,992)	(58,977)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,359,885	900,541	28,592	1,317,941	394,882	85,756
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,073,144	$1,032,149	$31,602	$1,208,377	$413,732	$26,779

	State Street Total Return	T. Rowe Price Blue Chip	T. Rowe Price Equity	VanEck VIP Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (1)	$—	$—	$363,283	$—
Net Investment Income	—	—	363,283	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(9,080)	1,438,253	668,951	(813,550)
Capital gain distributions (1)	—	—	—	—
Realized Gain (Loss) on Investments	(9,080)	1,438,253	668,951	(813,550)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	112,774	12,849,709	2,247,784	(5,111,208)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$103,694	$14,287,962	$3,280,018	$(5,924,758)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	6,741	25,684	295,223	1,676,990	161,411	15,382
Change in net unrealized appreciation (depreciation) on investments	23,634	14,336	2,489,066	1,388,536	(78,319)	317,931
Net Increase (Decrease) in Net Assets Resulting from Operations	30,375	40,020	2,784,289	3,065,526	83,092	333,313
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	88,950	96,165	1,328,946	2,298,591	111,166	202,224
Transfers between variable and fixed accounts, net	197,666	619,533	2,422,663	(873,174)	(1,145,172)	1,632,785
Policy maintenance charges	(43,144)	(75,953)	(1,187,901)	(2,671,641)	(87,338)	(169,612)
Policy benefits and terminations	(11,964)	(29,098)	(981,660)	(1,520,225)	(82,006)	(162,680)
Policy loans and loan repayments	(4,892)	(22,943)	(173,376)	(28,865)	2,296	31,932
Other	212	201	8,591	10,351	1,576	4,417
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	226,828	587,905	1,417,263	(2,784,963)	(1,199,478)	1,539,066
NET INCREASE (DECREASE) IN NET ASSETS	257,203	627,925	4,201,552	280,563	(1,116,386)	1,872,379
NET ASSETS
Beginning of Year or Period	962,966	335,041	59,882,580	59,602,017	4,893,812	3,021,433
End of Year or Period	$1,220,169	$962,966	$64,084,132	$59,882,580	$3,777,426	$4,893,812

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	116,203	112,900	940,218	2,560,853	(1,027,945)	(2,665,174)
Change in net unrealized appreciation (depreciation) on investments	209,391	1,159,943	2,938,442	9,029,968	2,078,137	6,942,170
Net Increase (Decrease) in Net Assets Resulting from Operations	325,594	1,272,843	3,878,660	11,590,821	1,050,192	4,276,996
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	362,815	869,865	2,371,436	3,935,773	1,909,046	3,878,082
Transfers between variable and fixed accounts, net	722,655	2,172,663	(266,896)	4,169,786	(891,734)	(6,605,679)
Policy maintenance charges	(405,360)	(782,174)	(1,811,767)	(3,762,177)	(1,818,774)	(4,156,004)
Policy benefits and terminations	(117,307)	(365,029)	(1,692,322)	(4,690,004)	(1,712,986)	(3,987,392)
Policy loans and loan repayments	41,307	(160,447)	288,562	176,354	(134,568)	(184,939)
Other	5,280	7,752	31,567	27,753	34,699	36,755
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	609,390	1,742,630	(1,079,420)	(142,515)	(2,614,317)	(11,019,177)
NET INCREASE (DECREASE) IN NET ASSETS	934,984	3,015,473	2,799,240	11,448,306	(1,564,125)	(6,742,181)
NET ASSETS
Beginning of Year or Period	16,086,437	13,070,964	86,316,214	74,867,908	79,852,294	86,594,475
End of Year or Period	$17,021,421	$16,086,437	$89,115,454	$86,316,214	$78,288,169	$79,852,294

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,663	(7,917)	460,881	2,330,260	139,911	312,430
Change in net unrealized appreciation (depreciation) on investments	16,916	48,373	7,355,689	5,240,016	496,862	792,912
Net Increase (Decrease) in Net Assets Resulting from Operations	19,579	40,456	7,816,570	7,570,276	636,773	1,105,342
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	94,522	149,772	5,767,768	11,802,392	2,318,748	4,786,833
Transfers between variable and fixed accounts, net	(117,322)	73,327	5,245,125	(1,316,504)	1,040,474	2,281,073
Policy maintenance charges	(39,683)	(78,914)	(5,964,666)	(12,934,036)	(1,840,037)	(3,770,348)
Policy benefits and terminations	(36,344)	(55,448)	(4,495,632)	(12,178,503)	(795,101)	(4,078,648)
Policy loans and loan repayments	(2,105)	(17,288)	(261,895)	125,099	17,964	(191,443)
Other	302	(8,145)	82,384	91,717	21,709	33,514
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(100,630)	63,304	373,084	(14,409,835)	763,757	(939,019)
NET INCREASE (DECREASE) IN NET ASSETS	(81,051)	103,760	8,189,654	(6,839,559)	1,400,530	166,323
NET ASSETS
Beginning of Year or Period	1,868,431	1,764,671	251,060,504	257,900,063	66,014,329	65,848,006
End of Year or Period	$1,787,380	$1,868,431	$259,250,158	$251,060,504	$67,414,859	$66,014,329

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	38,730	17,918	561,660	2,576,689	184,900	80,492
Change in net unrealized appreciation (depreciation) on investments	315,733	546,757	1,257,369	5,499,094	2,179,999	(708,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	354,463	564,675	1,819,029	8,075,783	2,364,899	(628,364)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	107,093	188,424	2,372,254	4,569,033	—	—
Transfers between variable and fixed accounts, net	1,373,237	812,769	813,721	(1,728,652)	(390,345)	(542,595)
Policy maintenance charges	(95,574)	(162,116)	(1,554,097)	(2,939,590)	(370,372)	(822,359)
Policy benefits and terminations	(64,601)	(45,879)	(816,288)	(3,523,403)	(415,172)	(747,873)
Policy loans and loan repayments	9,844	(4,174)	(97,343)	(265,251)	(68,456)	(159,431)
Other	897	1,142	6,253	2,716	(1,855)	(730)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,330,896	790,166	724,500	(3,885,147)	(1,246,200)	(2,272,988)
NET INCREASE (DECREASE) IN NET ASSETS	1,685,359	1,354,841	2,543,529	4,190,636	1,118,699	(2,901,352)
NET ASSETS
Beginning of Year or Period	4,510,324	3,155,483	53,967,659	49,777,023	18,682,832	21,584,184
End of Year or Period	$6,195,683	$4,510,324	$56,511,188	$53,967,659	$19,801,531	$18,682,832

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,235,244	2,654,895	16,292,776	24,755,084	652,516	2,215,248
Change in net unrealized appreciation (depreciation) on investments	3,091,940	4,244,547	41,389,244	42,981,671	4,075,702	(1,799,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,327,184	6,899,442	57,682,020	67,736,755	4,728,218	415,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,567,247	3,455,092	11,377,667	21,955,575	601,927	1,383,713
Transfers between variable and fixed accounts, net	(3,220,780)	4,692,240	(21,115,311)	(7,814,202)	(132,018)	(2,713,256)
Policy maintenance charges	(1,426,417)	(2,814,196)	(12,260,848)	(24,630,456)	(625,617)	(1,275,468)
Policy benefits and terminations	(2,027,662)	(2,431,419)	(10,020,049)	(18,596,532)	(481,764)	(1,010,450)
Policy loans and loan repayments	(98,497)	(243,680)	(309,668)	(1,167,391)	(29,087)	(112,130)
Other	11,572	16,281	131,838	168,931	6,408	8,998
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,194,537)	2,674,318	(32,196,371)	(30,084,075)	(660,151)	(3,718,593)
NET INCREASE (DECREASE) IN NET ASSETS	1,132,647	9,573,760	25,485,649	37,652,680	4,068,067	(3,303,303)
NET ASSETS
Beginning of Year or Period	69,451,084	59,877,324	636,257,869	598,605,189	26,553,316	29,856,619
End of Year or Period	$70,583,731	$69,451,084	$661,743,518	$636,257,869	$30,621,383	$26,553,316

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,295,527	682,299	885,252	2,864,042	3,481,767	5,686,567
Change in net unrealized appreciation (depreciation) on investments	29,844,288	3,196,129	7,059,390	(2,579,893)	3,938,157	7,816,651
Net Increase (Decrease) in Net Assets Resulting from Operations	31,139,815	3,878,428	7,944,642	284,149	7,419,924	13,503,218
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,830,608	7,627,685	1,244,006	2,779,711	2,173,262	4,682,451
Transfers between variable and fixed accounts, net	(2,570,866)	(2,936,363)	724,960	(2,142,087)	(1,191,108)	(3,951,493)
Policy maintenance charges	(4,606,566)	(9,242,765)	(1,100,515)	(2,152,158)	(2,155,524)	(4,454,875)
Policy benefits and terminations	(4,474,655)	(9,793,666)	(1,148,760)	(2,613,827)	(2,275,103)	(3,702,137)
Policy loans and loan repayments	39,128	163,997	(91,361)	(273,954)	(53,701)	(733,401)
Other	14,486	31,557	2,648	(22,804)	14,990	17,276
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,767,865)	(14,149,555)	(369,022)	(4,425,119)	(3,487,184)	(8,142,179)
NET INCREASE (DECREASE) IN NET ASSETS	23,371,950	(10,271,127)	7,575,620	(4,140,970)	3,932,740	5,361,039
NET ASSETS
Beginning of Year or Period	180,560,991	190,832,118	45,366,024	49,506,994	114,975,872	109,614,833
End of Year or Period	$203,932,941	$180,560,991	$52,941,644	$45,366,024	$118,908,612	$114,975,872

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	266,968	548,064	3,320,829	11,671,539	2,586,248	3,631,471
Change in net unrealized appreciation (depreciation) on investments	835,692	486,890	14,710,203	8,164,127	7,723,402	13,456,848
Net Increase (Decrease) in Net Assets Resulting from Operations	1,102,660	1,034,954	18,031,032	19,835,666	10,309,650	17,088,319
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	323,113	681,730	3,689,687	7,517,730	1,859,548	3,788,935
Transfers between variable and fixed accounts, net	647,371	(593,852)	421,277	(3,882,782)	(215,484)	5,203,097
Policy maintenance charges	(280,339)	(534,352)	(4,820,020)	(9,639,538)	(2,159,857)	(4,082,447)
Policy benefits and terminations	(63,594)	(315,341)	(4,170,348)	(7,385,327)	(2,863,196)	(4,688,809)
Policy loans and loan repayments	5,136	(81,958)	256,089	357,692	(75,327)	(239,581)
Other	4,146	4,407	15,647	22,330	8,349	18,375
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	635,833	(839,366)	(4,607,668)	(13,009,895)	(3,445,967)	(430)
NET INCREASE (DECREASE) IN NET ASSETS	1,738,493	195,588	13,423,364	6,825,771	6,863,683	17,087,889
NET ASSETS
Beginning of Year or Period	12,218,127	12,022,539	188,677,590	181,851,819	112,453,137	95,365,248
End of Year or Period	$13,956,620	$12,218,127	$202,100,954	$188,677,590	$119,316,820	$112,453,137

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	170,325	(374,974)	172,390	188,039	876,967	1,089,278
Change in net unrealized appreciation (depreciation) on investments	5,158,575	2,928,893	511,560	1,289,302	(795,442)	5,013,712
Net Increase (Decrease) in Net Assets Resulting from Operations	5,328,900	2,553,919	683,950	1,477,341	81,525	6,102,990
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,357,265	2,978,056	634,323	1,086,626	653,049	1,145,133
Transfers between variable and fixed accounts, net	(880,908)	(2,601,489)	442,954	161,593	345,795	9,249,556
Policy maintenance charges	(1,014,409)	(2,119,650)	(349,352)	(674,192)	(713,620)	(1,085,562)
Policy benefits and terminations	(718,692)	(1,965,167)	(367,767)	(462,612)	(189,381)	(496,767)
Policy loans and loan repayments	(66,004)	(482,494)	(22,954)	(72,476)	(42,014)	(48,258)
Other	7,110	11,085	3,479	3,910	5,297	9,959
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,315,638)	(4,179,659)	340,683	42,849	59,126	8,774,061
NET INCREASE (DECREASE) IN NET ASSETS	4,013,262	(1,625,740)	1,024,633	1,520,190	140,651	14,877,051
NET ASSETS
Beginning of Year or Period	41,831,269	43,457,009	11,059,546	9,539,356	31,936,021	17,058,970
End of Year or Period	$45,844,531	$41,831,269	$12,084,179	$11,059,546	$32,076,672	$31,936,021

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,107,603	5,348,663	1,500,588	2,397,285	52,937	80,153
Change in net unrealized appreciation (depreciation) on investments	6,588,763	33,940,808	(1,740,994)	14,546,675	37,768	153,634
Net Increase (Decrease) in Net Assets Resulting from Operations	10,696,366	39,289,471	(240,406)	16,943,960	90,705	233,787
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,164,942	7,174,471	1,482,039	2,945,346	179,237	362,823
Transfers between variable and fixed accounts, net	(2,209,160)	8,293,870	(580,640)	(857,170)	378,714	(1,638,222)
Policy maintenance charges	(4,521,484)	(8,458,732)	(1,262,479)	(2,497,742)	(89,917)	(128,617)
Policy benefits and terminations	(3,452,311)	(8,519,327)	(1,701,482)	(2,292,777)	(36,946)	(13,230)
Policy loans and loan repayments	50,602	34,525	(238,454)	(219,251)	(10,096)	(15,846)
Other	33,284	47,557	17,986	15,984	363	509
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,934,127)	(1,427,636)	(2,283,030)	(2,905,610)	421,355	(1,432,583)
NET INCREASE (DECREASE) IN NET ASSETS	3,762,239	37,861,835	(2,523,436)	14,038,350	512,060	(1,198,796)
NET ASSETS
Beginning of Year or Period	230,333,639	192,471,804	72,900,676	58,862,326	1,814,836	3,013,632
End of Year or Period	$234,095,878	$230,333,639	$70,377,240	$72,900,676	$2,326,896	$1,814,836

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	373,857	72,282	1,211,174	2,299,916	469,248	1,428,730
Change in net unrealized appreciation (depreciation) on investments	21,186,332	6,997,076	26,191,288	(1,245,027)	3,723,729	(467,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,560,189	7,069,358	27,402,462	1,054,889	4,192,977	961,495
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,758,713	5,541,711	4,439,456	8,829,005	567,296	1,345,669
Transfers between variable and fixed accounts, net	9,076	10,487,308	(1,348,701)	17,526,514	(29,787)	2,404,830
Policy maintenance charges	(2,491,872)	(4,699,622)	(3,288,782)	(6,150,985)	(562,830)	(1,035,005)
Policy benefits and terminations	(1,841,932)	(3,260,824)	(2,454,474)	(3,507,989)	(463,720)	(695,450)
Policy loans and loan repayments	(240,239)	(278,133)	(175,155)	(2,529,539)	(64,681)	(147,490)
Other	42,575	36,226	50,702	73,429	4,282	8,307
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,763,679)	7,826,666	(2,776,954)	14,240,435	(549,440)	1,880,861
NET INCREASE (DECREASE) IN NET ASSETS	19,796,510	14,896,024	24,625,508	15,295,324	3,643,537	2,842,356
NET ASSETS
Beginning of Year or Period	118,299,020	103,402,996	151,642,419	136,347,095	25,696,122	22,853,766
End of Year or Period	$138,095,530	$118,299,020	$176,267,927	$151,642,419	$29,339,659	$25,696,122

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year/Period Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	329,642	(12,251,146)	2,494,180	7,647,382	2,412,918	3,427,607
Change in net unrealized appreciation (depreciation) on investments	12,652,563	15,979,062	8,316,055	(11,722,492)	(3,229,924)	2,425,357
Net Increase (Decrease) in Net Assets Resulting from Operations	12,982,205	3,727,916	10,810,235	(4,075,110)	(817,006)	5,852,964
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,007,894	8,193,872	1,513,864	3,681,449	2,129,096	4,410,025
Transfers between variable and fixed accounts, net	1,106,636	(8,841,046)	(1,512,267)	(5,561,558)	(1,304,982)	(1,098,110)
Policy maintenance charges	(3,039,219)	(6,117,327)	(1,390,971)	(2,955,298)	(1,824,953)	(3,959,357)
Policy benefits and terminations	(2,229,743)	(6,021,334)	(1,083,874)	(3,210,900)	(1,739,834)	(3,317,996)
Policy loans and loan repayments	329,194	439,767	(119,234)	(35,202)	(449,132)	9,920
Other	21,668	60,304	12,876	27,756	14,526	25,277
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	196,430	(12,285,764)	(2,579,606)	(8,053,753)	(3,175,279)	(3,930,241)
NET INCREASE (DECREASE) IN NET ASSETS	13,178,635	(8,557,848)	8,230,629	(12,128,863)	(3,992,285)	1,922,723
NET ASSETS
Beginning of Year or Period	117,689,663	126,247,511	57,321,326	69,450,189	90,868,036	88,945,313
End of Year or Period	$130,868,298	$117,689,663	$65,551,955	$57,321,326	$86,875,751	$90,868,036

	Technology		Currency Strategies		Diversified Alternatives (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	389,915	177,624	3,207	20,127	206	(55)
Change in net unrealized appreciation (depreciation) on investments	2,664,211	(1,357,237)	(4,899)	10,634	977	344
Net Increase (Decrease) in Net Assets Resulting from Operations	3,054,126	(1,179,613)	(1,692)	30,761	1,183	289
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	472,032	999,504	22,111	66,183	2,078	561
Transfers between variable and fixed accounts, net	1,548,478	(1,002,520)	4,505	328,207	15,951	27,941
Policy maintenance charges	(402,888)	(771,351)	(18,137)	(44,444)	(5,676)	(1,635)
Policy benefits and terminations	(263,331)	(811,884)	(962)	(21,133)	—	—
Policy loans and loan repayments	(9,887)	81,950	2,293	(21,329)	1	—
Other	3,059	5,801	197	283	2	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,347,463	(1,498,500)	10,007	307,767	12,356	26,868
NET INCREASE (DECREASE) IN NET ASSETS	4,401,589	(2,678,113)	8,315	338,528	13,539	27,157
NET ASSETS
Beginning of Year or Period	14,534,614	17,212,727	835,708	497,180	27,157	—
End of Year or Period	$18,936,203	$14,534,614	$844,023	$835,708	$40,696	$27,157

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	17,744	158,430	49,581	65,899	51,665	93,783
Change in net unrealized appreciation (depreciation) on investments	363,638	542,908	121,320	69,227	338,085	342,843
Net Increase (Decrease) in Net Assets Resulting from Operations	381,382	701,338	170,901	135,126	389,750	436,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	349,256	290,948	92,454	158,488	332,692	706,231
Transfers between variable and fixed accounts, net	3,712,601	(247,068)	263,093	(151,504)	135,836	2,039,346
Policy maintenance charges	(113,759)	(127,053)	(69,925)	(136,625)	(268,320)	(464,169)
Policy benefits and terminations	(36,048)	(124,016)	(52,132)	(29,704)	(130,526)	(149,783)
Policy loans and loan repayments	42,318	(4,021)	22,676	5,212	10,810	(5,268)
Other	10,783	13,024	405	465	1,174	2,309
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,965,151	(198,186)	256,571	(153,668)	81,666	2,128,666
NET INCREASE (DECREASE) IN NET ASSETS	4,346,533	503,152	427,472	(18,542)	471,416	2,565,292
NET ASSETS
Beginning of Year or Period	5,770,657	5,267,505	3,125,515	3,144,057	7,837,689	5,272,397
End of Year or Period	$10,117,190	$5,770,657	$3,552,987	$3,125,515	$8,309,105	$7,837,689

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	423,727	513,246	248,293	342,220	314,715	160,573
Change in net unrealized appreciation (depreciation) on investments	1,743,112	1,684,300	3,044,119	2,845,829	400,712	864,885
Net Increase (Decrease) in Net Assets Resulting from Operations	2,166,839	2,197,546	3,292,412	3,188,049	715,427	1,025,458
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,833,802	3,988,923	3,251,044	5,235,500	514,118	1,196,057
Transfers between variable and fixed accounts, net	2,021,307	4,673,907	4,401,813	4,547,296	(1,899,035)	2,110,590
Policy maintenance charges	(1,392,727)	(2,427,531)	(1,517,322)	(2,159,442)	(687,712)	(1,474,082)
Policy benefits and terminations	(876,993)	(745,950)	(320,588)	(405,414)	(251,909)	(1,800,745)
Policy loans and loan repayments	(17,554)	(134,622)	(310,870)	(147,240)	86,147	883,450
Other	5,783	7,262	9,040	10,111	7,300	18,533
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,573,618	5,361,989	5,513,117	7,080,811	(2,231,091)	933,803
NET INCREASE (DECREASE) IN NET ASSETS	3,740,457	7,559,535	8,805,529	10,268,860	(1,515,664)	1,959,261
NET ASSETS
Beginning of Year or Period	31,814,172	24,254,637	37,943,794	27,674,934	18,406,124	16,446,863
End of Year or Period	$35,554,629	$31,814,172	$46,749,323	$37,943,794	$16,890,460	$18,406,124

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year/Period Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	780,431	1,289,145	3,311,966	4,263,989	4,028,332	6,713,308
Change in net unrealized appreciation (depreciation) on investments	1,914,388	1,810,676	11,997,733	13,052,233	20,420,308	18,274,421
Net Increase (Decrease) in Net Assets Resulting from Operations	2,694,819	3,099,821	15,309,699	17,316,222	24,448,640	24,987,729
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,422,299	2,581,272	7,576,122	15,545,476	10,044,761	21,880,480
Transfers between variable and fixed accounts, net	(111,378)	(1,026,274)	(2,276,828)	6,859,819	(2,774,457)	(10,667,546)
Policy maintenance charges	(1,211,144)	(2,607,556)	(6,880,129)	(14,266,556)	(7,894,270)	(16,508,523)
Policy benefits and terminations	(803,884)	(2,851,506)	(5,500,180)	(11,145,378)	(6,637,548)	(12,092,276)
Policy loans and loan repayments	9,982	247,413	(919,361)	(872,746)	153,114	(1,752,523)
Other	9,972	21,548	68,587	104,924	104,266	232,600
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(684,153)	(3,635,103)	(7,931,789)	(3,774,461)	(7,004,134)	(18,907,788)
NET INCREASE (DECREASE) IN NET ASSETS	2,010,666	(535,282)	7,377,910	13,541,761	17,444,506	6,079,941
NET ASSETS
Beginning of Year or Period	47,703,278	48,238,560	230,261,473	216,719,712	307,509,751	301,429,810
End of Year or Period	$49,713,944	$47,703,278	$237,639,383	$230,261,473	$324,954,257	$307,509,751

	Portfolio Optimization		PSF DFA		Invesco V.I. International
	Aggressive-Growth		Balanced Allocation (2)		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$262,081
Realized gain (loss) on investments	1,826,033	3,204,393	9,168	130	20,431	(72,013)
Change in net unrealized appreciation (depreciation) on investments	10,292,433	8,695,391	17,822	5,940	3,298,862	(437,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,118,466	11,899,784	26,990	6,070	3,319,293	(247,407)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,374,373	11,843,996	92,042	21,265	691,030	1,587,551
Transfers between variable and fixed accounts, net	(748,561)	(2,924,402)	768,140	272,210	2,328,515	5,366,894
Policy maintenance charges	(3,345,210)	(6,934,176)	(42,950)	(8,005)	(577,753)	(1,016,995)
Policy benefits and terminations	(3,722,857)	(5,150,193)	—	—	(568,629)	(264,230)
Policy loans and loan repayments	413,678	(107,834)	—	—	(72,591)	5,031
Other	52,001	80,717	81	204	6,575	7,027
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(976,576)	(3,191,892)	817,313	285,674	1,807,147	5,685,278
NET INCREASE (DECREASE) IN NET ASSETS	11,141,890	8,707,892	844,303	291,744	5,126,440	5,437,871
NET ASSETS
Beginning of Year or Period	136,429,182	127,721,290	291,744	—	23,130,212	17,692,341
End of Year or Period	$147,571,072	$136,429,182	$1,136,047	$291,744	$28,256,652	$23,130,212

(1) Unaudited.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	American Century		American Funds IS Asset		American Funds IS
	VP Mid Cap Value Class II		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$191,878	$288,937	$108,172	$534,401	$65,982	$343,694
Realized gain (loss) on investments	967,492	906,467	2,075,021	780,986	6,904,662	5,025,569
Change in net unrealized appreciation (depreciation) on investments	51,900	2,476,851	1,046,085	1,746,923	2,205,536	(78,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,211,270	3,672,255	3,229,278	3,062,310	9,176,180	5,290,758
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	519,735	880,423	1,992,866	4,094,244	1,910,568	3,887,309
Transfers between variable and fixed accounts, net	2,440,541	16,775,335	900,742	8,056,981	(730,642)	(273,977)
Policy maintenance charges	(551,156)	(653,628)	(1,317,852)	(2,386,312)	(1,540,683)	(3,049,618)
Policy benefits and terminations	(845,665)	(456,233)	(576,463)	(725,059)	(1,309,868)	(2,894,126)
Policy loans and loan repayments	(77,758)	(16,381)	36,663	(738,614)	(197,103)	(89,551)
Other	6,382	6,166	7,244	9,132	13,926	24,569
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,492,079	16,535,682	1,043,200	8,310,372	(1,853,802)	(2,395,394)
NET INCREASE (DECREASE) IN NET ASSETS	2,703,349	20,207,937	4,272,478	11,372,682	7,322,378	2,895,364
NET ASSETS
Beginning of Year or Period	30,391,093	10,183,156	39,984,460	28,611,778	62,273,798	59,378,434
End of Year or Period	$33,094,442	$30,391,093	$44,256,938	$39,984,460	$69,596,176	$62,273,798

	American Funds IS		BlackRock Basic Value		BlackRock Global Allocation
	Growth-Income Class 4		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$162,950	$865,701	$—	$386,442	$—	$697,220
Realized gain (loss) on investments	5,012,631	6,938,369	(467,822)	(236,729)	(123,129)	(422,741)
Change in net unrealized appreciation (depreciation) on investments	1,646,674	(658,973)	193,666	3,877,515	4,439,665	1,848,271
Net Increase (Decrease) in Net Assets Resulting from Operations	6,822,255	7,145,097	(274,156)	4,027,228	4,316,536	2,122,750
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,046,382	4,604,491	557,572	1,261,360	2,493,645	4,866,961
Transfers between variable and fixed accounts, net	976,055	642,493	(1,255,026)	5,713,444	(548,384)	(2,267,809)
Policy maintenance charges	(1,973,086)	(3,876,056)	(601,697)	(1,027,358)	(1,690,556)	(3,483,037)
Policy benefits and terminations	(1,642,492)	(2,046,184)	(603,704)	(302,258)	(592,626)	(1,708,084)
Policy loans and loan repayments	(123,836)	(308,197)	(70,714)	(73,845)	(123,388)	(144,442)
Other	13,646	14,877	6,172	10,165	19,846	31,189
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(703,331)	(968,576)	(1,967,397)	5,581,508	(441,463)	(2,705,222)
NET INCREASE (DECREASE) IN NET ASSETS	6,118,924	6,176,521	(2,241,553)	9,608,736	3,875,073	(582,472)
NET ASSETS
Beginning of Year or Period	71,033,405	64,856,884	30,347,209	20,738,473	56,906,250	57,488,722
End of Year or Period	$77,152,329	$71,033,405	$28,105,656	$30,347,209	$60,781,323	$56,906,250

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I		Dynamic Fixed Income V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$34,737	$—	$5,020	$—	$10,498
Realized gain (loss) on investments	9,938	5,470	247	(1,023)	135	6,516
Change in net unrealized appreciation (depreciation) on investments	91,242	(22,097)	28,838	10,544	17,278	(17,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,180	18,110	29,085	14,541	17,413	(464)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	39,450	72,107	31,447	17,709	21,760	21,720
Transfers between variable and fixed accounts, net	151,541	893,586	318,051	141,632	148,146	579,489
Policy maintenance charges	(55,736)	(46,831)	(20,064)	(14,842)	(26,234)	(30,789)
Policy benefits and terminations	(44,552)	—	—	—	(37,565)	(71,865)
Policy loans and loan repayments	3,854	(9,549)	45	2,213	9,956	(14,629)
Other	661	586	11	21	67	186
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	95,218	909,899	329,490	146,733	116,130	484,112
NET INCREASE (DECREASE) IN NET ASSETS	196,398	928,009	358,575	161,274	133,543	483,648
NET ASSETS
Beginning of Year or Period	1,273,294	345,285	237,439	76,165	553,466	69,818
End of Year or Period	$1,469,692	$1,273,294	$596,014	$237,439	$687,009	$553,466

	BlackRock iShares		Dreyfus VIF		Fidelity VIP Contrafund
	Equity Appreciation V.I. Class I		Appreciation Service Shares		Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$3,588	$2,571	$7,208	$94,035	$311,864
Realized gain (loss) on investments	1,233	(4,704)	26,686	32,862	3,031,785	7,189,558
Change in net unrealized appreciation (depreciation) on investments	54,350	21,148	32,389	(1,484)	2,735,306	(3,697,132)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,583	20,032	61,646	38,586	5,861,126	3,804,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	491,321	32,289	15,090	27,273	1,409,983	2,813,553
Transfers between variable and fixed accounts, net	284,633	47,191	(257,443)	221,554	(220,798)	(2,972,166)
Policy maintenance charges	(28,121)	(15,903)	(12,107)	(24,332)	(1,220,362)	(2,450,969)
Policy benefits and terminations	—	—	(425)	—	(1,105,293)	(2,998,124)
Policy loans and loan repayments	24	(326)	61	(3,805)	(324,072)	(176,860)
Other	80	141	53	304	13,340	21,576
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	747,937	63,392	(254,771)	220,994	(1,447,202)	(5,762,990)
NET INCREASE (DECREASE) IN NET ASSETS	803,520	83,424	(193,125)	259,580	4,413,924	(1,958,700)
NET ASSETS
Beginning of Year or Period	224,803	141,379	592,964	333,384	51,739,685	53,698,385
End of Year or Period	$1,028,323	$224,803	$399,839	$592,964	$56,153,609	$51,739,685

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Fidelity VIP Freedom 2010		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$10,351	$—	$30,268	$—	$100,937
Realized gain (loss) on investments	23,202	47,701	97,093	71,787	278,547	338,835
Change in net unrealized appreciation (depreciation) on investments	63,732	(30,991)	167,240	18,170	407,211	(2,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,934	27,061	264,333	120,225	685,758	437,150
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	19,727	71,532	51,434	117,081	200,336	549,016
Transfers between variable and fixed accounts, net	466,963	(896,149)	1,005,365	330,012	(57,007)	105,925
Policy maintenance charges	(24,017)	(59,968)	(81,334)	(129,927)	(239,592)	(490,084)
Policy benefits and terminations	(2,296)	(76,483)	(74,115)	(35,997)	(458,330)	(276,757)
Policy loans and loan repayments	2,409	(9,249)	9	5,816	(8,263)	(5,911)
Other	236	379	462	1,860	4,100	6,708
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	463,022	(969,938)	901,821	288,845	(558,756)	(111,103)
NET INCREASE (DECREASE) IN NET ASSETS	549,956	(942,877)	1,166,154	409,070	127,002	326,047
NET ASSETS
Beginning of Year or Period	818,026	1,760,903	2,395,412	1,986,342	7,940,725	7,614,678
End of Year or Period	$1,367,982	$818,026	$3,561,566	$2,395,412	$8,067,727	$7,940,725

	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$117,923	$—	$119,926	$—	$48,550
Realized gain (loss) on investments	349,240	457,920	505,569	549,530	122,868	95,508
Change in net unrealized appreciation (depreciation) on investments	547,925	(51,665)	635,152	(79,573)	437,192	135,993
Net Increase (Decrease) in Net Assets Resulting from Operations	897,165	524,178	1,140,721	589,883	560,060	280,051
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	322,516	559,974	363,205	919,850	581,778	750,276
Transfers between variable and fixed accounts, net	16,009	246,950	410,789	655,125	198,115	511,216
Policy maintenance charges	(246,712)	(499,845)	(281,656)	(549,638)	(195,978)	(326,232)
Policy benefits and terminations	(195,776)	(210,530)	(485,640)	(430,898)	(171,856)	(39,799)
Policy loans and loan repayments	76,477	(77,276)	(38,478)	(67,516)	75,110	(26,229)
Other	3,767	2,728	5,341	2,681	413	(782)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(23,719)	22,001	(26,439)	529,604	487,582	868,450
NET INCREASE (DECREASE) IN NET ASSETS	873,446	546,179	1,114,282	1,119,487	1,047,642	1,148,501
NET ASSETS
Beginning of Year or Period	9,272,076	8,725,897	10,077,382	8,957,895	4,410,998	3,262,497
End of Year or Period	$10,145,522	$9,272,076	$11,191,664	$10,077,382	$5,458,640	$4,410,998

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Fidelity VIP Freedom 2045		Fidelity VIP Freedom Income		Fidelity VIP Government
	Portfolio Service Class 2		Portfolio Service Class 2		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$39,844	$—	$19,532	$303,513	$185,586
Realized gain (loss) on investments	104,284	88,773	20,818	16,853	—	—
Change in net unrealized appreciation (depreciation) on investments	346,870	84,598	48,587	27,544	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	451,154	213,215	69,405	63,929	303,513	185,586
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	509,948	707,945	26,524	60,564	43,519,586	114,988,592
Transfers between variable and fixed accounts, net	13,536	644,442	(207,403)	(42,954)	(30,499,795)	(133,275,217)
Policy maintenance charges	(233,619)	(406,904)	(35,039)	(79,594)	(9,539,547)	(18,594,325)
Policy benefits and terminations	(53,531)	(39,619)	(56,564)	(58,105)	(6,921,912)	(22,275,753)
Policy loans and loan repayments	(25,842)	(35,065)	337	979	(5,629,820)	(1,353,388)
Other	32	426	273	424	116,134	202,251
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	210,524	871,225	(271,872)	(118,686)	(8,955,354)	(60,307,840)
NET INCREASE (DECREASE) IN NET ASSETS	661,678	1,084,440	(202,467)	(54,757)	(8,651,841)	(60,122,254)
NET ASSETS
Beginning of Year or Period	3,627,721	2,543,281	1,578,639	1,633,396	159,125,414	219,247,668
End of Year or Period	$4,289,399	$3,627,721	$1,376,172	$1,578,639	$150,473,573	$159,125,414

	Fidelity VIP		Fidelity VIP		Fidelity VIP Value
	Growth Service Class 2		Mid Cap Service Class 2		Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,301	$—	$43,889	$107,449	$13,269	$49,997
Realized gain (loss) on investments	463,950	686,761	1,731,075	3,573,214	1,240,142	287,072
Change in net unrealized appreciation (depreciation) on investments	899,935	(696,493)	1,273,211	301,662	(706,631)	140,199
Net Increase (Decrease) in Net Assets Resulting from Operations	1,370,186	(9,732)	3,048,175	3,982,325	546,780	477,268
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	195,859	356,792	987,245	1,763,684	216,630	471,492
Transfers between variable and fixed accounts, net	917,565	(376,219)	(97,266)	(3,448,426)	(143,515)	(384,064)
Policy maintenance charges	(166,540)	(282,136)	(648,203)	(1,345,112)	(144,743)	(286,892)
Policy benefits and terminations	(270,960)	(219,319)	(659,831)	(1,967,711)	(113,868)	(340,776)
Policy loans and loan repayments	(173,230)	(89,212)	(65,014)	85,932	(44,389)	1,722
Other	1,408	3,134	20,471	26,989	942	1,506
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	504,102	(606,960)	(462,598)	(4,884,644)	(228,943)	(537,012)
NET INCREASE (DECREASE) IN NET ASSETS	1,874,288	(616,692)	2,585,577	(902,319)	317,837	(59,744)
NET ASSETS
Beginning of Year or Period	6,758,341	7,375,033	34,852,958	35,755,277	5,831,772	5,891,516
End of Year or Period	$8,632,629	$6,758,341	$37,438,535	$34,852,958	$6,149,609	$5,831,772

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Templeton		Templeton		Janus Henderson
	Foreign VIP Class 2		Global Bond VIP Class 2		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$594,580	$333,202	$—	$—	$24,323	$3,153
Realized gain (loss) on investments	(311,032)	(473,640)	(221,270)	(1,827,571)	1,183,736	825,702
Change in net unrealized appreciation (depreciation) on investments	1,705,520	1,429,548	1,118,682	2,714,007	800,447	437,153
Net Increase (Decrease) in Net Assets Resulting from Operations	1,989,068	1,289,110	897,412	886,436	2,008,506	1,266,008
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	510,990	1,327,415	1,091,893	2,273,707	343,211	729,252
Transfers between variable and fixed accounts, net	2,328,628	1,898,324	1,068,138	(7,641,514)	1,792,316	1,704,236
Policy maintenance charges	(564,374)	(1,044,627)	(750,058)	(1,685,313)	(288,121)	(485,950)
Policy benefits and terminations	(351,162)	(348,328)	(479,155)	(779,207)	(467,223)	(336,659)
Policy loans and loan repayments	4,362	(108,568)	(107,497)	(24,828)	(41,925)	(20,183)
Other	5,483	856	20,272	28,518	3,280	4,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,933,927	1,725,072	843,593	(7,828,637)	1,341,538	1,594,708
NET INCREASE (DECREASE) IN NET ASSETS	3,922,995	3,014,182	1,741,005	(6,942,201)	3,350,044	2,860,716
NET ASSETS
Beginning of Year or Period	19,252,230	16,238,048	30,224,656	37,166,857	13,494,226	10,633,510
End of Year or Period	$23,175,225	$19,252,230	$31,965,661	$30,224,656	$16,844,270	$13,494,226

	Janus Henderson		Lazard Retirement Global		Lazard Retirement
	Overseas Service Shares		Dynamic Multi-Asset Service Class		U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$180,911	$579,513	$—	$2,626	$—	$1,316
Realized gain (loss) on investments	(345,520)	(438,771)	(1,256)	(6,248)	(21,032)	(47,072)
Change in net unrealized appreciation (depreciation) on investments	2,506,421	(1,081,501)	106,329	32,300	120,019	152,825
Net Increase (Decrease) in Net Assets Resulting from Operations	2,341,812	(940,759)	105,073	28,678	98,987	107,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	472,538	1,158,390	28,471	95,583	63,691	94,511
Transfers between variable and fixed accounts, net	(214,210)	(851,415)	53,229	135,576	(73,905)	(612)
Policy maintenance charges	(294,543)	(604,295)	(35,376)	(51,896)	(46,049)	(92,719)
Policy benefits and terminations	(168,978)	(653,850)	—	(23,022)	(40,764)	(138,747)
Policy loans and loan repayments	(11,872)	(52,550)	12,510	(700)	(18,659)	(33,811)
Other	4,506	6,957	233	132	506	543
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(212,559)	(996,763)	59,067	155,673	(115,180)	(170,835)
NET INCREASE (DECREASE) IN NET ASSETS	2,129,253	(1,937,522)	164,140	184,351	(16,193)	(63,766)
NET ASSETS
Beginning of Year or Period	12,214,393	14,151,915	1,050,105	865,754	1,278,015	1,341,781
End of Year or Period	$14,343,646	$12,214,393	$1,214,245	$1,050,105	$1,261,822	$1,278,015

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	ClearBridge Variable		ClearBridge Variable		Western Asset Variable
	Aggressive Growth - Class II		Mid Cap - Class II		Global High Yield Bond - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,717	$79,660	$—	$49,856	$—	$22,325
Realized gain (loss) on investments	244,322	922,098	50,982	112,357	15,200	2,865
Change in net unrealized appreciation (depreciation) on investments	1,565,127	(834,367)	785,868	1,037,553	7,667	10,956
Net Increase (Decrease) in Net Assets Resulting from Operations	1,814,166	167,391	836,850	1,199,766	22,867	36,146
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,167,040	2,724,419	457,360	1,061,186	2,824	17,261
Transfers between variable and fixed accounts, net	(243,896)	(522,083)	(1,387,552)	897,805	322,455	257,647
Policy maintenance charges	(748,650)	(1,476,467)	(293,591)	(555,539)	(12,428)	(17,044)
Policy benefits and terminations	(164,218)	(1,150,736)	(79,629)	(406,631)	(17,857)	(7,935)
Policy loans and loan repayments	46,148	(146,932)	(35,903)	(5,047)	(324)	(8,964)
Other	4,780	10,912	1,984	3,490	100	84
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	61,204	(560,887)	(1,337,331)	995,264	294,770	241,049
NET INCREASE (DECREASE) IN NET ASSETS	1,875,370	(393,496)	(500,481)	2,195,030	317,637	277,195
NET ASSETS
Beginning of Year or Period	19,639,215	20,032,711	13,843,471	11,648,441	398,040	120,845
End of Year or Period	$21,514,585	$19,639,215	$13,342,990	$13,843,471	$715,677	$398,040

	Lord Abbett		Lord Abbett		Lord Abbett
	Bond Debenture Class VC		Developing Growth Class VC		Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$238,784	$—	$—	$—	$66,965
Realized gain (loss) on investments	36,772	(23,078)	(119,571)	(300,815)	(41,932)	(137,170)
Change in net unrealized appreciation (depreciation) on investments	239,109	117,130	1,309,398	503,530	262,601	893,780
Net Increase (Decrease) in Net Assets Resulting from Operations	275,881	332,836	1,189,827	202,715	220,669	823,575
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	307,157	521,125	310,836	584,314	147,795	345,215
Transfers between variable and fixed accounts, net	1,586,594	2,951,384	(81,104)	3,075,463	32,298	(177,604)
Policy maintenance charges	(202,847)	(254,160)	(211,132)	(343,941)	(170,856)	(341,049)
Policy benefits and terminations	(284,359)	(62,785)	(97,353)	(470,545)	(48,929)	(63,395)
Policy loans and loan repayments	(29,897)	(68,473)	6,269	101,765	(18,938)	(4,190)
Other	911	837	(1,479)	4,616	738	127
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,377,559	3,087,928	(73,963)	2,951,672	(57,892)	(240,896)
NET INCREASE (DECREASE) IN NET ASSETS	1,653,440	3,420,764	1,115,864	3,154,387	162,777	582,679
NET ASSETS
Beginning of Year or Period	5,255,897	1,835,133	9,278,798	6,124,411	6,017,135	5,434,456
End of Year or Period	$6,909,337	$5,255,897	$10,394,662	$9,278,798	$6,179,912	$6,017,135

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	Lord Abbett
	Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$1,069,319	$47,631	$759,208	$—	$—
Realized gain (loss) on investments	(82,631)	121,362	271,430	968,902	1,013,915	4,253,914
Change in net unrealized appreciation (depreciation) on investments	1,141,301	324,940	9,749,380	(1,648,391)	7,312,016	(5,242,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,058,670	1,515,621	10,068,441	79,719	8,325,931	(988,637)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,501,752	5,071,978	1,371,291	1,996,030	786,801	1,813,868
Transfers between variable and fixed accounts, net	1,423,273	2,785,444	(706,577)	9,231,893	(1,383,526)	(3,182,415)
Policy maintenance charges	(1,496,553)	(2,875,105)	(1,008,440)	(1,918,853)	(782,157)	(1,534,270)
Policy benefits and terminations	(934,907)	(633,769)	(1,119,871)	(1,586,856)	(791,597)	(1,258,785)
Policy loans and loan repayments	(95,007)	(101,668)	(65,145)	69,831	(48,036)	62,181
Other	12,754	11,401	26,556	6,233	4,949	8,068
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,411,312	4,258,281	(1,502,186)	7,798,278	(2,213,566)	(4,091,353)
NET INCREASE (DECREASE) IN NET ASSETS	2,469,982	5,773,902	8,566,255	7,877,997	6,112,365	(5,079,990)
NET ASSETS
Beginning of Year or Period	40,817,974	35,044,072	63,772,721	55,894,724	38,212,752	43,292,742
End of Year or Period	$43,287,956	$40,817,974	$72,338,976	$63,772,721	$44,325,117	$38,212,752

					MFS New Discovery Series -
	III		V		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$508,321	$—	$—
Realized gain (loss) on investments	3,264,638	4,400,514	649,181	1,071,504	134,538	(82,954)
Change in net unrealized appreciation (depreciation) on investments	1,967,917	5,729,768	200,847	998,974	1,217,932	1,083,609
Net Increase (Decrease) in Net Assets Resulting from Operations	5,232,555	10,130,282	850,028	2,578,799	1,352,470	1,000,655
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	983,155	2,138,053	580,194	1,438,851	601,542	1,263,379
Transfers between variable and fixed accounts, net	(2,703,594)	78,089	(852,669)	(820,208)	(1,549,103)	915,655
Policy maintenance charges	(966,826)	(1,866,706)	(530,595)	(1,076,399)	(365,020)	(693,782)
Policy benefits and terminations	(974,579)	(938,522)	(700,206)	(882,366)	(418,193)	(60,314)
Policy loans and loan repayments	(28,589)	77,857	1,916	64,517	(159,200)	(12,676)
Other	15,565	14,646	4,324	11,419	258	3,849
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,674,868)	(496,583)	(1,497,036)	(1,264,186)	(1,889,716)	1,416,111
NET INCREASE (DECREASE) IN NET ASSETS	1,557,687	9,633,699	(647,008)	1,314,613	(537,246)	2,416,766
NET ASSETS
Beginning of Year or Period	58,240,777	48,607,078	28,310,027	26,995,414	13,446,457	11,029,691
End of Year or Period	$59,798,464	$58,240,777	$27,663,019	$28,310,027	$12,909,211	$13,446,457

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	MFS Utilities Series -		MFS Value Series -		Neuberger Berman
	Service Class		Service Class		Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$441,175	$—	$99,460	$—	$2,379
Realized gain (loss) on investments	(286,741)	(552,129)	131,608	515,225	3,010	11,293
Change in net unrealized appreciation (depreciation) on investments	1,359,885	1,609,272	900,541	270,034	28,592	15,637
Net Increase (Decrease) in Net Assets Resulting from Operations	1,073,144	1,498,318	1,032,149	884,719	31,602	29,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	367,029	791,135	415,813	369,368	11,708	21,764
Transfers between variable and fixed accounts, net	(268,648)	(1,480,322)	1,913,775	9,090,649	33,751	(14,594)
Policy maintenance charges	(273,592)	(619,268)	(255,373)	(237,672)	(8,747)	(15,412)
Policy benefits and terminations	(170,292)	(526,256)	(658,449)	(47,478)	(741)	(446)
Policy loans and loan repayments	(1,852)	(58,268)	(18,902)	66,446	314	440
Other	5,299	8,560	1,308	1,446	84	19
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(342,056)	(1,884,419)	1,398,172	9,242,759	36,369	(8,229)
NET INCREASE (DECREASE) IN NET ASSETS	731,088	(386,101)	2,430,321	10,127,478	67,971	21,080
NET ASSETS
Beginning of Year or Period	11,140,402	11,526,503	10,627,878	500,400	314,758	293,678
End of Year or Period	$11,871,490	$11,140,402	$13,058,199	$10,627,878	$382,729	$314,758

	Oppenheimer Global Fund/VA		PIMCO Global Multi-Asset		Royce
	Service Shares		Managed Allocation - Advisor Class		Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,328	$50,457	$41,842	$138,750	$—	$10,352
Realized gain (loss) on investments	(166,892)	(73,150)	(22,992)	(151,559)	(58,977)	(102,731)
Change in net unrealized appreciation (depreciation) on investments	1,317,941	(54,440)	394,882	250,979	85,756	412,648
Net Increase (Decrease) in Net Assets Resulting from Operations	1,208,377	(77,133)	413,732	238,170	26,779	320,269
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	312,690	587,198	320,036	552,896	99,269	181,436
Transfers between variable and fixed accounts, net	419,163	(732,640)	(97,961)	(20,176)	(277,966)	58,270
Policy maintenance charges	(159,209)	(295,150)	(185,248)	(388,021)	(58,327)	(112,909)
Policy benefits and terminations	(167,029)	(458,856)	(81,039)	(178,075)	(1,296)	(51,990)
Policy loans and loan repayments	(335)	6,135	(12,613)	(30,571)	(18,669)	(2,432)
Other	2,256	4,584	532	2,366	406	698
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	407,536	(888,729)	(56,293)	(61,581)	(256,583)	73,073
NET INCREASE (DECREASE) IN NET ASSETS	1,615,913	(965,862)	357,439	176,589	(229,804)	393,342
NET ASSETS
Beginning of Year or Period	6,386,091	7,351,953	5,766,695	5,590,106	2,157,598	1,764,256
End of Year or Period	$8,002,004	$6,386,091	$6,124,134	$5,766,695	$1,927,794	$2,157,598

(1) Unaudited.

See Notes to Financial Statements

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2017 (1)	2016	2017 (1)	2016	2017 (1)	2016
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - II		Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$23,678	$—	$—	$363,283	$1,155,511
Realized gain (loss) on investments	(9,080)	(33,299)	1,438,253	4,338,646	668,951	7,926,829
Change in net unrealized appreciation (depreciation) on investments	112,774	105,078	12,849,709	(3,744,519)	2,247,784	729,865
Net Increase (Decrease) in Net Assets Resulting from Operations	103,694	95,457	14,287,962	594,127	3,280,018	9,812,205
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	48,696	118,438	2,651,463	5,682,278	2,212,110	4,440,217
Transfers between variable and fixed accounts, net	(295,244)	(981,877)	1,727,441	1,777,922	79,967	(1,741,476)
Policy maintenance charges	(58,850)	(121,293)	(1,904,395)	(3,598,347)	(1,379,653)	(2,687,692)
Policy benefits and terminations	(17,481)	(47,664)	(1,476,967)	(2,485,673)	(706,070)	(919,062)
Policy loans and loan repayments	(5,407)	18,061	(138,540)	(86,374)	(263,922)	3,833
Other	249	391	12,421	43,988	12,948	14,014
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(328,037)	(1,013,944)	871,423	1,333,794	(44,620)	(890,166)
NET INCREASE (DECREASE) IN NET ASSETS	(224,343)	(918,487)	15,159,385	1,927,921	3,235,398	8,922,039
NET ASSETS
Beginning of Year or Period	1,487,956	2,406,443	74,984,559	73,056,638	60,493,279	51,571,240
End of Year or Period	$1,263,613	$1,487,956	$90,143,944	$74,984,559	$63,728,677	$60,493,279

	VanEck VIP
	Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$130,403
Realized gain (loss) on investments	(813,550)	(5,325,586)
Change in net unrealized appreciation (depreciation) on investments	(5,111,208)	17,374,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,924,758)	12,179,085
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,035,301	2,139,777
Transfers between variable and fixed accounts, net	76,900	(238,860)
Policy maintenance charges	(786,133)	(1,599,904)
Policy benefits and terminations	(670,946)	(1,582,202)
Policy loans and loan repayments	(205,829)	(32,483)
Other	12,776	25,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(537,931)	(1,288,455)
NET INCREASE (DECREASE) IN NET ASSETS	(6,462,689)	10,890,630
NET ASSETS
Beginning of Year or Period	37,457,308	26,566,678
End of Year or Period	$30,994,619	$37,457,308

(1) Unaudited.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income
01/01/2017-06/30/2017 (Unaudited)	$10.52	115,932	$1,220,169	0.00%	0.00%	2.93%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015-12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond
01/01/2017-06/30/2017 (Unaudited)	$16.44	3,897,044	$64,084,132	0.00%	0.00%	4.62%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15)%
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
Floating Rate Income
01/01/2017-06/30/2017 (Unaudited)	$11.42	330,764	$3,777,426	0.00%	0.00%	1.77%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
01/01/2017-06/30/2017 (Unaudited)	$11.97	1,422,317	$17,021,421	0.00%	0.00%	2.02%
2016	11.73	1,371,318	16,086,437	0.00%	0.00%	9.65%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01)%
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
High Yield Bond
01/01/2017-06/30/2017 (Unaudited)	$73.41	1,213,888	$89,115,454	0.00%	0.00%	4.49%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
Inflation Managed
01/01/2017-06/30/2017 (Unaudited)	$59.52	1,315,278	$78,288,169	0.00%	0.00%	1.31%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92)%
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
Inflation Strategy
01/01/2017-06/30/2017 (Unaudited)	$10.52	169,836	$1,787,380	0.00%	0.00%	1.03%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47)%
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
Managed Bond
01/01/2017-06/30/2017 (Unaudited)	$68.67	3,775,197	$259,250,158	0.00%	0.00%	3.10%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21)%
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
Short Duration Bond
01/01/2017-06/30/2017 (Unaudited)	$13.06	5,161,487	$67,414,859	0.00%	0.00%	0.96%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Debt
01/01/2017-06/30/2017 (Unaudited)	$11.99	516,695	$6,195,683	0.00%	0.00%	7.73%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83)%
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44)%
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%
Comstock
01/01/2017-06/30/2017 (Unaudited)	$22.88	2,470,011	$56,511,188	0.00%	0.00%	3.34%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
Developing Growth
01/01/2017-06/30/2017 (Unaudited)	$22.78	869,091	$19,801,531	0.00%	0.00%	12.92%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
Dividend Growth
01/01/2017-06/30/2017 (Unaudited)	$28.31	2,492,838	$70,583,731	0.00%	0.00%	9.33%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
Equity Index
01/01/2017-06/30/2017 (Unaudited)	$112.35	5,889,901	$661,743,518	0.00%	0.00%	9.18%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
Focused Growth
01/01/2017-06/30/2017 (Unaudited)	$29.56	1,036,022	$30,621,383	0.00%	0.00%	17.94%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
Growth
01/01/2017-06/30/2017 (Unaudited)	$94.93	2,148,256	$203,932,941	0.00%	0.00%	17.47%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
Large-Cap Growth
01/01/2017-06/30/2017 (Unaudited)	$16.13	3,281,853	$52,941,644	0.00%	0.00%	17.49%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
Large-Cap Value
01/01/2017-06/30/2017 (Unaudited)	$31.87	3,730,620	$118,908,612	0.00%	0.00%	6.52%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Long/Short Large-Cap
01/01/2017-06/30/2017 (Unaudited)	$19.61	711,883	$13,956,620	0.00%	0.00%	8.91%
2016	18.00	678,743	12,218,127	0.00%	0.00%	9.18%
2015	16.49	729,210	12,022,539	0.00%	0.00%	(2.82)%
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
Main Street Core
01/01/2017-06/30/2017 (Unaudited)	$110.41	1,830,380	$202,100,954	0.00%	0.00%	9.62%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%
Mid-Cap Equity
01/01/2017-06/30/2017 (Unaudited)	$49.37	2,416,691	$119,316,820	0.00%	0.00%	9.29%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
Mid-Cap Growth
01/01/2017-06/30/2017 (Unaudited)	$18.66	2,456,878	$45,844,531	0.00%	0.00%	12.97%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
Mid-Cap Value
01/01/2017-06/30/2017 (Unaudited)	$33.18	364,251	$12,084,179	0.00%	0.00%	6.18%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
Small-Cap Equity
01/01/2017-06/30/2017 (Unaudited)	$31.22	1,027,542	$32,076,672	0.00%	0.00%	0.25%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
Small-Cap Index
01/01/2017-06/30/2017 (Unaudited)	$38.20	6,128,218	$234,095,878	0.00%	0.00%	4.72%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
Small-Cap Value
01/01/2017-06/30/2017 (Unaudited)	$49.84	1,412,017	$70,377,240	0.00%	0.00%	(0.34)%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
Value Advantage
01/01/2017-06/30/2017 (Unaudited)	$15.44	150,738	$2,326,896	0.00%	0.00%	4.28%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets
01/01/2017-06/30/2017 (Unaudited)	$44.97	3,070,710	$138,095,530	0.00%	0.00%	18.42%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99)%
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
International Large-Cap
01/01/2017-06/30/2017 (Unaudited)	$17.75	9,928,060	$176,267,927	0.00%	0.00%	18.17%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02)%
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
International Small-Cap
01/01/2017-06/30/2017 (Unaudited)	$15.37	1,909,492	$29,339,659	0.00%	0.00%	16.34%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42)%
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%
International Value
01/01/2017-06/30/2017 (Unaudited)	$29.67	4,410,828	$130,868,298	0.00%	0.00%	11.08%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54)%
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
Health Sciences
01/01/2017-06/30/2017 (Unaudited)	$58.03	1,129,550	$65,551,955	0.00%	0.00%	19.29%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
Real Estate
01/01/2017-06/30/2017 (Unaudited)	$66.85	1,299,656	$86,875,751	0.00%	0.00%	(0.88)%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
Technology
01/01/2017-06/30/2017 (Unaudited)	$10.84	1,746,112	$18,936,203	0.00%	0.00%	20.71%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
Currency Strategies
01/01/2017-06/30/2017 (Unaudited)	$11.03	76,517	$844,023	0.00%	0.00%	(0.21)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27)%
Diversified Alternatives
01/01/2017-06/30/2017 (Unaudited)	$10.86	3,749	$40,696	0.00%	0.00%	4.64%
08/11/2016 - 12/31/2016	10.37	2,618	27,157	0.00%	0.00%	0.14%
Equity Long/Short
01/01/2017-06/30/2017 (Unaudited)	$13.65	741,192	$10,117,190	0.00%	0.00%	5.70%
2016	12.91	446,854	5,770,657	0.00%	0.00%	11.28%
05/14/2015-12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Global Absolute Return
01/01/2017-06/30/2017 (Unaudited)	$11.54	307,758	$3,552,987	0.00%	0.00%	5.26%
2016	10.97	284,979	3,125,515	0.00%	0.00%	4.65%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62)%
Pacific Dynamix - Conservative Growth
01/01/2017-06/30/2017 (Unaudited)	$18.17	457,398	$8,309,105	0.00%	0.00%	4.99%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
Pacific Dynamix - Moderate Growth
01/01/2017-06/30/2017 (Unaudited)	$20.69	1,718,481	$35,554,629	0.00%	0.00%	6.61%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
Pacific Dynamix - Growth
01/01/2017-06/30/2017 (Unaudited)	$23.42	1,995,779	$46,749,323	0.00%	0.00%	8.13%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
Portfolio Optimization Conservative
01/01/2017-06/30/2017 (Unaudited)	$12.86	1,313,192	$16,890,460	0.00%	0.00%	4.18%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%
Portfolio Optimization Moderate-Conservative
01/01/2017-06/30/2017 (Unaudited)	$13.67	3,637,289	$49,713,944	0.00%	0.00%	5.73%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
Portfolio Optimization Moderate
01/01/2017-06/30/2017 (Unaudited)	$14.39	16,514,943	$237,639,383	0.00%	0.00%	6.71%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
Portfolio Optimization Growth
01/01/2017-06/30/2017 (Unaudited)	$15.07	21,563,285	$324,954,257	0.00%	0.00%	8.02%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
Portfolio Optimization Aggressive-Growth
01/01/2017-06/30/2017 (Unaudited)	$15.32	9,634,449	$147,571,072	0.00%	0.00%	8.86%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PSF DFA Balanced Allocation
01/01/2017-06/30/2017 (Unaudited)	$11.14	101,952	$1,136,047	0.00%	0.00%	5.72%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco V.I. International Growth Series II
01/01/2017-06/30/2017 (Unaudited)	$13.73	2,057,969	$28,256,652	0.00%	0.00%	14.09%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
01/01/2017-06/30/2017 (Unaudited)	$20.14	1,643,104	$33,094,442	1.20%	0.00%	3.96%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Class 4
01/01/2017-06/30/2017 (Unaudited)	$26.26	1,685,192	$44,256,938	0.51%	0.00%	8.02%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015-12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 4
01/01/2017-06/30/2017 (Unaudited)	$28.38	2,451,941	$69,596,176	0.20%	0.00%	14.86%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015-12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 4
01/01/2017-06/30/2017 (Unaudited)	$24.59	3,137,409	$77,152,329	0.44%	0.00%	9.63%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015-12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
01/01/2017-06/30/2017 (Unaudited)	$21.44	1,310,834	$28,105,656	0.00%	0.00%	(0.93)%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
BlackRock Global Allocation V.I. Class III
01/01/2017-06/30/2017 (Unaudited)	$21.64	2,808,455	$60,781,323	0.00%	0.00%	7.63%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
BlackRock iShares Alternative Strategies V.I. Class I
01/01/2017-06/30/2017 (Unaudited)	$10.81	135,963	$1,469,692	0.00%	0.00%	7.39%
2016	10.07	126,498	1,273,294	4.45%	0.00%	6.48%
06/18/2015-12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48)%
BlackRock iShares Dynamic Allocation V.I. Class I
01/01/2017-06/30/2017 (Unaudited)	$10.59	56,262	$596,014	0.00%	0.00%	7.21%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015-12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
BlackRock iShares Dynamic Fixed Income V.I. Class I
01/01/2017-06/30/2017 (Unaudited)	$10.40	66,046	$687,009	0.00%	0.00%	2.63%
2016	10.14	54,607	553,466	2.58%	0.00%	3.50%
05/14/2015-12/31/2015	9.79	7,130	69,818	3.76%	0.00%	(1.69)%
BlackRock iShares Equity Appreciation V.I. Class I
01/01/2017-06/30/2017 (Unaudited)	$10.63	96,723	$1,028,323	0.00%	0.00%	9.89%
2016	9.68	23,235	224,803	1.90%	0.00%	9.31%
05/08/2015-12/31/2015	8.85	15,973	141,379	5.80%	0.00%	(11.74)%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Dreyfus VIF Appreciation Service Shares
01/01/2017-06/30/2017 (Unaudited)	$14.14	28,281	$399,839	1.14%	0.00%	13.25%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$27.14	2,069,242	$56,153,609	0.35%	0.00%	11.41%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$15.20	89,978	$1,367,982	0.00%	0.00%	7.13%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$15.27	233,203	$3,561,566	0.00%	0.00%	8.20%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$15.04	536,378	$8,067,727	0.00%	0.00%	8.96%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$15.69	646,574	$10,145,522	0.00%	0.00%	9.58%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$15.36	728,856	$11,191,664	0.00%	0.00%	11.17%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$16.18	337,424	$5,458,640	0.00%	0.00%	12.34%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$16.37	262,040	$4,289,399	0.00%	0.00%	12.42%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom Income Portfolio Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$14.02	98,172	$1,376,172	0.00%	0.00%	4.76%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
Fidelity VIP Government Money Market Service Class
01/01/2017-06/30/2017 (Unaudited)	$10.03	14,999,020	$150,473,573	0.39%	0.00%	0.20%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$26.81	322,030	$8,632,629	0.16%	0.00%	20.23%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
Fidelity VIP Mid Cap Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$28.77	1,301,514	$37,438,535	0.24%	0.00%	8.82%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
Fidelity VIP Value Strategies Service Class 2
01/01/2017-06/30/2017 (Unaudited)	$23.15	265,641	$6,149,609	0.44%	0.00%	9.49%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
Templeton Foreign VIP Class 2
01/01/2017-06/30/2017 (Unaudited)	$13.22	1,753,037	$23,175,225	5.60%	0.00%	9.98%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13)%
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
01/01/2017-06/30/2017 (Unaudited)	$12.57	2,543,979	$31,965,661	0.00%	0.00%	2.91%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
Janus Henderson Enterprise Service Shares
01/01/2017-06/30/2017 (Unaudited)	$25.53	659,760	$16,844,270	0.32%	0.00%	14.16%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
Janus Henderson Overseas Service Shares
01/01/2017-06/30/2017 (Unaudited)	$9.98	1,436,894	$14,343,646	2.68%	0.00%	19.17%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10)%
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lazard Retirement Global Dynamic Multi-Asset Service Class
01/01/2017-06/30/2017 (Unaudited)	$11.50	105,626	$1,214,245	0.00%	0.00%	9.81%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62)%
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2017-06/30/2017 (Unaudited)	$16.67	75,672	$1,261,822	0.00%	0.00%	7.91%
2016	15.45	82,703	1,278,015	0.11%	0.00%	9.42%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44)%
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%
ClearBridge Variable Aggressive Growth - Class II
01/01/2017-06/30/2017 (Unaudited)	$22.39	960,861	$21,514,585	0.05%	0.00%	9.32%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
ClearBridge Variable Mid Cap - Class II
01/01/2017-06/30/2017 (Unaudited)	$20.60	647,765	$13,342,990	0.00%	0.00%	6.18%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
Western Asset Variable Global High Yield Bond - Class II
01/01/2017-06/30/2017 (Unaudited)	$11.04	64,848	$715,677	0.00%	0.00%	5.21%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015-12/31/2015	9.09	13,290	120,845	See Note (4)	0.00%	(9.30)%
Lord Abbett Bond Debenture Class VC
01/01/2017-06/30/2017 (Unaudited)	$11.70	590,492	$6,909,337	0.00%	0.00%	4.77%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
01/01/2017-06/30/2017 (Unaudited)	$16.29	638,010	$10,394,662	0.00%	0.00%	12.86%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
01/01/2017-06/30/2017 (Unaudited)	$18.99	325,479	$6,179,912	0.00%	0.00%	3.72%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
Lord Abbett Total Return Class VC
01/01/2017-06/30/2017 (Unaudited)	$10.96	3,949,407	$43,287,956	0.00%	0.00%	2.56%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99)%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
I
01/01/2017-06/30/2017 (Unaudited)	$37.38	1,935,041	$72,338,976	0.14%	0.00%	16.17%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06)%
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
II
01/01/2017-06/30/2017 (Unaudited)	$54.84	808,280	$44,325,117	0.00%	0.00%	22.30%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
III
01/01/2017-06/30/2017 (Unaudited)	$87.77	681,325	$59,798,464	0.00%	0.00%	9.19%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
V
01/01/2017-06/30/2017 (Unaudited)	$28.10	984,510	$27,663,019	0.00%	0.00%	3.10%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%
MFS New Discovery Series - Service Class
01/01/2017-06/30/2017 (Unaudited)	$21.29	606,313	$12,909,211	0.00%	0.00%	10.86%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49)%
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
MFS Utilities Series - Service Class
01/01/2017-06/30/2017 (Unaudited)	$17.73	669,493	$11,871,490	0.00%	0.00%	9.82%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
MFS Value Series - Service Class
01/01/2017-06/30/2017 (Unaudited)	$12.05	1,083,723	$13,058,199	0.00%	0.00%	8.93%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015-12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Socially Responsive I Class
01/01/2017-06/30/2017 (Unaudited)	$15.94	24,017	$382,729	0.00%	0.00%	9.35%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
01/01/2017-06/30/2017 (Unaudited)	$14.59	548,388	$8,002,004	1.68%	0.00%	19.80%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%

See Notes to Financial Statements	See explanation of references on page F-40

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
01/01/2017-06/30/2017 (Unaudited)	$10.66	574,340	$6,124,134	1.43%	0.00%	7.34%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91)%
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
Royce Micro-Cap Service Class
01/01/2017-06/30/2017 (Unaudited)	$13.44	143,451	$1,927,794	0.00%	0.00%	1.65%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84)%
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
State Street Total Return V.I.S. Class 3
01/01/2017-06/30/2017 (Unaudited)	$15.62	80,884	$1,263,613	0.00%	0.00%	7.54%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
T. Rowe Price Blue Chip Growth - II
01/01/2017-06/30/2017 (Unaudited)	$30.23	2,982,202	$90,143,944	0.00%	0.00%	18.99%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
T. Rowe Price Equity Income - II
01/01/2017-06/30/2017 (Unaudited)	$21.57	2,954,462	$63,728,677	1.18%	0.00%	5.42%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
VanEck VIP Global Hard Assets Initial Class
01/01/2017-06/30/2017 (Unaudited)	$17.68	1,753,296	$30,994,619	0.00%	0.00%	(15.95)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10)%
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56% and prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this semi-annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Enterprise Service Shares and Janus Henderson Overseas Service Shares Variable Accounts and Portfolios were formerly named Janus Aspen Series Enterprise Service Shares and Janus Aspen Series Overseas Service Shares Variable Accounts and Portfolios, respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2017.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are included in section C of this report. For the period ended June 30, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended June 30, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$348,369	$121,540
Diversified Bond	5,000,432	3,583,161
Floating Rate Income	668,530	1,868,009
Floating Rate Loan	1,668,073	1,058,678
High Yield Bond	4,054,425	5,133,850
Inflation Managed	3,584,339	6,198,658
Inflation Strategy	141,397	242,028
Managed Bond	6,437,367	6,064,298
Short Duration Bond	3,893,707	3,129,940
Emerging Markets Debt	1,970,644	639,749
Comstock	2,373,987	1,649,489
Developing Growth	—	1,246,210
Dividend Growth	2,053,537	7,248,074
Equity Index	8,913,490	41,109,894
Focused Growth	877,600	1,537,757
Growth	802,857	8,570,727
Large-Cap Growth	1,856,552	2,225,589
Large-Cap Value	2,331,630	5,818,836
Long/Short Large-Cap	1,368,668	732,834
Main Street Core	2,452,393	7,060,068
Mid-Cap Equity	1,474,332	4,920,314
Mid-Cap Growth	783,310	2,098,927
Mid-Cap Value	1,262,639	921,953
Small-Cap Equity	1,982,554	1,923,435
Small-Cap Index	2,012,145	8,946,220
Small-Cap Value	1,707,517	3,990,536
Value Advantage	866,044	444,689
Emerging Markets	3,601,932	5,365,568

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Variable Accounts	Purchases	Sales
International Large-Cap	$3,487,612	$6,264,571
International Small-Cap	1,132,516	1,681,969
International Value	3,564,954	3,368,499
Health Sciences	1,847,703	4,427,310
Real Estate	2,790,393	5,965,671
Technology	2,772,014	1,424,548
Currency Strategies	57,069	47,062
Diversified Alternatives	16,863	4,507
Equity Long/Short	4,121,353	156,201
Global Absolute Return	678,482	421,911
Pacific Dynamix - Conservative Growth	443,193	361,527
Pacific Dynamix - Moderate Growth	3,198,720	1,625,093
Pacific Dynamix - Growth	6,174,888	661,765
Portfolio Optimization Conservative	357,266	2,588,359
Portfolio Optimization Moderate-Conservative	2,591,987	3,276,156
Portfolio Optimization Moderate	3,132,443	11,064,306
Portfolio Optimization Growth	4,951,030	11,955,180
Portfolio Optimization Aggressive-Growth	4,092,292	5,068,810
PSF DFA Balanced Allocation	998,894	181,581
Invesco V.I. International Growth Series II	4,120,571	2,313,423
American Century VP Mid Cap Value Class II	4,418,147	2,089,670
American Funds IS Asset Allocation Class 4	4,252,244	1,094,935
American Funds IS Growth Class 4	8,621,252	3,689,933
American Funds IS Growth-Income Class 4	7,012,447	2,528,801
BlackRock Basic Value V.I. Class III	956,559	2,923,957
BlackRock Global Allocation V.I. Class III	1,776,611	2,218,066
BlackRock iShares Alternative Strategies V.I. Class I	308,040	212,822
BlackRock iShares Dynamic Allocation V.I. Class I	338,539	9,049
BlackRock iShares Dynamic Fixed Income V.I. Class I	221,504	105,374
BlackRock iShares Equity Appreciation V.I. Class I	770,802	22,865
Dreyfus VIF Appreciation Service Shares	79,695	283,216
Fidelity VIP Contrafund Service Class 2	3,150,755	2,471,808
Fidelity VIP Freedom 2010 Portfolio Service Class 2	566,539	82,488
Fidelity VIP Freedom 2015 Portfolio Service Class 2	1,208,925	236,326
Fidelity VIP Freedom 2020 Portfolio Service Class 2	447,479	833,244
Fidelity VIP Freedom 2025 Portfolio Service Class 2	1,368,576	1,200,024
Fidelity VIP Freedom 2030 Portfolio Service Class 2	1,480,755	1,220,887
Fidelity VIP Freedom 2035 Portfolio Service Class 2	958,990	365,217
Fidelity VIP Freedom 2045 Portfolio Service Class 2	644,835	344,295
Fidelity VIP Freedom Income Portfolio Service Class 2	115,862	379,567
Fidelity VIP Government Money Market Service Class	25,904,928	34,556,824
Fidelity VIP Growth Service Class 2	1,685,583	731,537
Fidelity VIP Mid Cap Service Class 2	2,574,233	1,554,029
Fidelity VIP Value Strategies Service Class 2	1,599,720	624,169
Templeton Foreign VIP Class 2	4,215,942	1,687,511
Templeton Global Bond VIP Class 2	2,758,988	1,814,630
Janus Henderson Enterprise Service Shares	3,486,612	1,008,900
Janus Henderson Overseas Service Shares	856,183	887,810
Lazard Retirement Global Dynamic Multi Asset Service Class	144,097	85,030
Lazard Retirement U.S. Strategic Equity Service Class	241,809	356,988
ClearBridge Variable Aggressive Growth - Class II	1,694,802	1,335,509
ClearBridge Variable Mid Cap - Class II	599,887	1,916,459
Western Asset Variable Global High Yield Bond - Class II	563,214	268,444
Lord Abbett Bond Debenture Class VC	1,793,586	416,028
Lord Abbett Developing Growth Class VC	1,339,259	1,413,209
Lord Abbett Fundamental Equity Class VC	317,393	375,285
Lord Abbett Total Return Class VC	4,505,921	3,094,615
I	4,067,455	5,522,001
II	1,409,229	3,580,334
III	3,146,585	5,798,938
V	1,079,395	2,576,428
MFS New Discovery Series - Service Class	1,308,623	3,198,339
MFS Utilities Series - Service Class	843,553	1,185,616
MFS Value Series - Service Class	2,606,999	1,208,824
Neuberger Berman Socially Responsive I Class	101,709	65,340
Oppenheimer Global Fund/VA Service Shares	1,533,761	1,068,967
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	335,928	350,374
Royce Micro-Cap Service Class	170,678	427,261
State Street Total Return V.I.S. Class 3	42,030	370,067
T. Rowe Price Blue Chip Growth - II	3,728,268	2,856,842
T. Rowe Price Equity Income - II	2,197,981	1,879,319
VanEck VIP Global Hard Assets Initial Class	2,758,142	3,296,077

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section E of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2017 and for the year or period ended December 31, 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	38,312	(16,553)	21,759	146,774	(87,082)	59,692
Diversified Bond	555,758	(468,325)	87,433	1,157,165	(1,330,489)	(173,324)
Floating Rate Income	70,482	(175,827)	(105,345)	223,194	(78,905)	144,289
Floating Rate Loan	201,256	(150,257)	50,999	436,634	(287,067)	149,567
High Yield Bond	121,068	(135,781)	(14,713)	596,840	(597,626)	(786)
Inflation Managed	112,940	(156,845)	(43,905)	188,268	(378,482)	(190,214)
Inflation Strategy	18,045	(27,584)	(9,539)	46,480	(39,670)	6,810
Managed Bond	354,010	(348,049)	5,961	613,953	(827,876)	(213,923)
Short Duration Bond	537,822	(479,145)	58,677	1,319,907	(1,393,040)	(73,133)
Emerging Markets Debt	179,201	(67,715)	111,486	185,552	(112,083)	73,469
Comstock	285,022	(252,696)	32,326	564,544	(768,679)	(204,135)
Developing Growth	28	(56,869)	(56,841)	822	(118,304)	(117,482)
Dividend Growth	149,730	(338,510)	(188,780)	631,792	(527,117)	104,675
Equity Index	498,335	(791,197)	(292,862)	1,358,790	(1,668,197)	(309,407)
Focused Growth	71,316	(94,893)	(23,577)	186,260	(346,027)	(159,767)
Growth	71,030	(157,191)	(86,161)	211,542	(390,900)	(179,358)
Large-Cap Growth	297,141	(319,405)	(22,264)	727,210	(1,047,059)	(319,849)
Large-Cap Value	246,403	(358,352)	(111,949)	535,722	(827,922)	(292,200)
Long/Short Large-Cap	154,622	(121,482)	33,140	101,914	(152,381)	(50,467)
Main Street Core	65,571	(108,394)	(42,823)	245,149	(390,882)	(145,733)
Mid-Cap Equity	105,613	(178,135)	(72,522)	446,050	(456,732)	(10,682)
Mid-Cap Growth	121,344	(197,069)	(75,725)	380,477	(643,930)	(263,453)
Mid-Cap Value	56,245	(45,978)	10,267	215,586	(213,604)	1,982
Small-Cap Equity	110,747	(108,831)	1,916	532,587	(221,475)	311,112
Small-Cap Index	247,734	(433,940)	(186,206)	927,118	(979,494)	(52,376)
Small-Cap Value	103,836	(149,488)	(45,652)	360,120	(427,768)	(67,648)
Value Advantage	62,496	(34,361)	28,135	85,334	(199,881)	(114,547)
Emerging Markets	301,415	(345,695)	(44,280)	877,196	(660,938)	216,258
International Large-Cap	689,278	(854,214)	(164,936)	2,720,971	(1,696,014)	1,024,957
International Small-Cap	239,875	(276,023)	(36,148)	746,576	(590,588)	155,988
International Value	299,822	(295,125)	4,697	812,705	(1,273,749)	(461,044)
Health Sciences	91,006	(139,682)	(48,676)	246,444	(410,497)	(164,053)
Real Estate	144,834	(192,539)	(47,705)	276,957	(335,364)	(58,407)
Technology	353,028	(224,713)	128,315	396,748	(568,192)	(171,444)
Currency Strategies	6,425	(5,513)	912	59,125	(30,694)	28,431
Diversified Alternatives	1,665	(534)	1,131	2,981	(363)	2,618
Equity Long/Short	339,118	(44,780)	294,338	177,872	(184,921)	(7,049)
Global Absolute Return	65,832	(43,053)	22,779	67,549	(82,558)	(15,009)
Pacific Dynamix - Conservative Growth	36,019	(31,591)	4,428	190,124	(62,698)	127,426
Pacific Dynamix - Moderate Growth	199,705	(120,607)	79,098	518,507	(234,571)	283,936
Pacific Dynamix - Growth	348,053	(103,773)	244,280	574,021	(229,951)	344,070
Portfolio Optimization Conservative	69,172	(246,895)	(177,723)	377,964	(296,919)	81,045
Portfolio Optimization Moderate-Conservative	271,849	(324,736)	(52,887)	421,569	(716,142)	(294,573)
Portfolio Optimization Moderate	666,239	(1,226,960)	(560,721)	2,220,869	(2,515,824)	(294,955)
Portfolio Optimization Growth	982,319	(1,460,669)	(478,350)	2,085,940	(3,553,699)	(1,467,759)
Portfolio Optimization Aggressive-Growth	501,577	(563,719)	(62,142)	1,105,931	(1,333,805)	(227,874)
PSF DFA Balanced Allocation	89,462	(15,190)	74,272	28,448	(768)	27,680
Invesco V.I. International Growth Series II	512,883	(376,837)	136,046	856,792	(394,712)	462,080
American Century VP Mid Cap Value Class II	299,913	(225,508)	74,405	1,290,714	(367,044)	923,670
American Funds IS Asset Allocation Class 4	187,205	(146,609)	40,596	680,047	(320,118)	359,929
American Funds IS Growth Class 4	246,425	(314,544)	(68,119)	413,922	(518,225)	(104,303)
American Funds IS Growth-Income Class 4	169,249	(198,700)	(29,451)	407,680	(457,768)	(50,088)
BlackRock Basic Value V.I. Class III	77,672	(169,077)	(91,405)	685,323	(411,150)	274,173
BlackRock Global Allocation V.I. Class III	202,103	(223,650)	(21,547)	442,498	(580,244)	(137,746)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock iShares Alternative Strategies V.I. Class I	36,780	(27,315)	9,465	110,503	(20,530)	89,973
BlackRock iShares Dynamic Allocation V.I. Class I	34,228	(1,995)	32,233	20,850	(5,029)	15,821
BlackRock iShares Dynamic Fixed Income V.I. Class I	23,424	(11,985)	11,439	75,328	(27,851)	47,477
BlackRock iShares Equity Appreciation V.I. Class I	76,870	(3,382)	73,488	14,381	(7,119)	7,262
Dreyfus VIF Appreciation Service Shares	3,626	(22,845)	(19,219)	31,318	(12,562)	18,756
Fidelity VIP Contrafund Service Class 2	99,657	(154,619)	(54,962)	255,996	(506,830)	(250,834)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	38,625	(6,289)	32,336	8,419	(81,348)	(72,929)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	81,937	(18,433)	63,504	35,149	(14,017)	21,132
Fidelity VIP Freedom 2020 Portfolio Service Class 2	27,110	(65,993)	(38,883)	89,497	(97,886)	(8,389)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	65,936	(66,901)	(965)	105,979	(104,300)	1,679
Fidelity VIP Freedom 2030 Portfolio Service Class 2	96,427	(97,179)	(752)	196,107	(156,393)	39,714
Fidelity VIP Freedom 2035 Portfolio Service Class 2	62,453	(31,338)	31,115	103,038	(38,059)	64,979
Fidelity VIP Freedom 2045 Portfolio Service Class 2	47,276	(34,390)	12,886	109,636	(46,611)	63,025
Fidelity VIP Freedom Income Portfolio Service Class 2	9,165	(28,964)	(19,799)	14,671	(23,855)	(9,184)
Fidelity VIP Government Money Market Service Class	8,000,624	(8,894,305)	(893,681)	23,987,542	(30,015,263)	(6,027,721)
Fidelity VIP Growth Service Class 2	63,846	(44,926)	18,920	51,617	(81,094)	(29,477)
Fidelity VIP Mid Cap Service Class 2	78,601	(95,567)	(16,966)	148,305	(343,712)	(195,407)
Fidelity VIP Value Strategies Service Class 2	70,835	(81,004)	(10,169)	105,638	(134,298)	(28,660)
Templeton Foreign VIP Class 2	382,710	(231,286)	151,424	422,758	(268,931)	153,827
Templeton Global Bond VIP Class 2	315,312	(246,833)	68,479	464,649	(1,122,679)	(658,030)
Janus Henderson Enterprise Service Shares	154,963	(98,597)	56,366	271,932	(201,564)	70,368
Janus Henderson Overseas Service Shares	142,522	(163,769)	(21,247)	354,454	(472,442)	(117,988)
Lazard Retirement Global Dynamic Multi Asset Service Class	14,759	(9,445)	5,314	28,232	(13,353)	14,879
Lazard Retirement U.S. Strategic Equity Service Class	14,129	(21,160)	(7,031)	9,075	(21,382)	(12,307)
ClearBridge Variable Aggressive Growth - Class II	174,757	(172,724)	2,033	332,345	(360,718)	(28,373)
ClearBridge Variable Mid Cap - Class II	179,234	(245,034)	(65,800)	404,594	(346,152)	58,442
Western Asset Variable Global High Yield Bond - Class II	51,001	(24,099)	26,902	41,630	(16,974)	24,656
Lord Abbett Bond Debenture Class VC	216,229	(96,365)	119,864	489,511	(203,144)	286,367
Lord Abbett Developing Growth Class VC	121,164	(125,932)	(4,768)	445,995	(216,429)	229,566
Lord Abbett Fundamental Equity Class VC	24,997	(28,200)	(3,203)	91,810	(106,718)	(14,908)
Lord Abbett Total Return Class VC	708,045	(577,893)	130,152	1,433,141	(1,032,660)	400,481
I	226,075	(272,818)	(46,743)	638,311	(392,595)	245,716
II	81,040	(124,971)	(43,931)	188,143	(279,011)	(90,868)
III	89,038	(132,265)	(43,227)	157,555	(165,055)	(7,500)
V	126,487	(180,780)	(54,293)	406,800	(454,043)	(47,243)
MFS New Discovery Series - Service Class	94,161	(187,977)	(93,816)	298,992	(223,685)	75,307
MFS Utilities Series - Service Class	71,741	(92,218)	(20,477)	326,102	(430,220)	(104,118)
MFS Value Series - Service Class	265,597	(142,661)	122,936	1,070,116	(160,798)	909,318
Neuberger Berman Socially Responsive I Class	6,906	(4,487)	2,419	6,074	(6,615)	(541)
Oppenheimer Global Fund/VA Service Shares	240,225	(216,146)	24,079	259,298	(337,650)	(78,352)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	39,349	(45,549)	(6,200)	150,228	(154,510)	(4,282)
Royce Micro-Cap Service Class	17,371	(37,115)	(19,744)	56,453	(52,554)	3,899
State Street Total Return V.I.S. Class 3	5,252	(26,796)	(21,544)	31,578	(104,876)	(73,298)
T. Rowe Price Blue Chip Growth - II	326,974	(296,450)	30,524	854,647	(794,183)	60,464
T. Rowe Price Equity Income - II	211,189	(213,193)	(2,004)	689,789	(728,949)	(39,160)
VanEck VIP Global Hard Assets Initial Class	313,818	(341,466)	(27,648)	703,105	(737,411)	(34,306)

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-17794-27